Evergreen

MONEY MARKET FUNDS

Semiannual Report
as of July 31, 2002

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Money Market Funds: Semiannual Report as of July 31, 2002

INVESTMENTS THAT STAND THE TEST OF TIME

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With $215 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2002

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:	NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2002.

Evergreen Funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

Letter to Shareholders
September 2002

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for the Evergreen Money Market Funds, which covers the six-month period ended July 31, 2002.

The volatility in financial markets during 2002 has been a challenge to all asset classes, and although investors in money market funds have found a safe haven, they have experienced significantly lower investment yields. As 2002 began, optimism swirled that fourth quarter momentum in gross domestic product (GDP) would translate into a sound recovery with improved corporate profitability. Signs of economic weakness, however, soon emerged, and money markets experienced volatility, producing lower yields throughout 2002.

In addition to economic uncertainty, it soon became evident that Enron was not an isolated issue. Several other companies disclosed issues regarding the integrity of their financial statements and suddenly the accounting industry, and specifically, Arthur Andersen, was under the trial of public opinion. Investor confidence began to wane.

Weak first quarter corporate earnings coupled with slower than expected GDP growth in the second quarter helped ease the concerns of fixed income investors. As the accounting scandals spread, equities struggled and money flowed into money market funds. By late July, short-term interest rates were back near their lows.

Regaining investor confidence became the mantra in Washington. President Bush, members of Congress, and the SEC all became involved. Legislation was created to punish corporate criminals in an effort to restore investor confidence. Many economists thought the environment was right for lower interest rates, yet the Federal Reserve Board chose not to give in to the public pressure. At the conclusion of the most recent Federal Open Market Committee (FOMC) meeting, monetary policymakers kept the target for the Federal Funds Rate unchanged at 1.75%. Instead, the Fed opted to change its policy bias toward easing in the event of further weakness, with interest rates remaining at 40-year lows.

We believe the economy is positioned for moderate growth in the range of 3% for the remainder of 2002. Corporate profits have the benefit of easy comparisons relative to last year, and the moderate recovery should add substance to the projected growth in earnings. All eyes will be on the consumer and the degree of capital spending increases to gauge the extent of the recovery. If job growth continues to weaken for the remainder of the year, slightly lower rates could prove to be the tonic for solidifying this budding recovery. Inflationary indicators remain subdued and we believe that the overall interest rate structure will continue to reflect relative price stability.

Diversification remains important

An environment like the past six months offers many reasons for building and maintaining a diversified portfolio, rather than trying to make investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. It is important that you consult with your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investments

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

EVERGREEN
California Municipal Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

Mathew M. Kiselak

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 9/24/2001	Class A	Class S	Class I
Class Inception Date	9/24/2001	9/24/2001	9/24/2001

6-month return	0.45%	0.31%	0.60%

Cumulative Returns

Since Portfolio Inception	0.85%	0.61%	1.20%

7-day annualized yield	0.93%	0.73%	1.23%

30-day annualized yield	0.81%	0.61%	1.11%

6-month income distributions per share	$0.005	$0.003	$0.006

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$185,477,228
Average Maturity:	30 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is currently waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
Florida Municipal Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

Mathew M. Kiselak

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 10/26/1998	Class A	Class S	Class I
Class Inception Date	10/26/1998	6/30/2000	12/29/1998

6-month return	0.45%	0.30%	0.60%

Average Annual Returns

1 year	1.11%	0.81%	1.42%

Since Portfolio Inception	2.48%	2.31%	2.78%

7-day annualized yield	0.96%	0.66%	1.27%

30-day annualized yield	0.81%	0.51%	1.12%

6-month income distributions per share	$.004	$.003	$.006

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$185,376,388
Average Maturity:	10 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

J. Kellie Allen	Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 11/2/1987	Class A	Class B	Class C	Class S	Class S1	Class I
Class Inception Date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

6-month return

with sales charge	N/A	-4.70%	-1.70%	N/A	N/A	N/A

6-month return

w/o sales charge	0.66%	0.30%	0.30%	0.50%	0.68%	0.80%

Average Annual Returns

1 year with sales charge	N/A	-3.98%	-0.98%	N/A	N/A	N/A

1 year w/o sales charge	1.73%	1.02%	1.02%	1.42%	1.74%	2.03%

5 year	4.35%	3.28%	3.63%	4.40%	4.60%	4.66%

10 year	4.35%	3.80%	4.07%	4.45%	4.55%	4.58%

7-day annualized yield	1.20%	0.49%	0.49%	0.89%	1.24%	1.49%

30-day annualized yield	1.23%	0.52%	0.52%	1.51%	0.92%	1.27%

6-month income distributions per share	$0.007	$0.003	$0.003	$0.005	$0.007	$0.008

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$24,053,363,422
Average Maturity:	60 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower. A portion of the 12b-1 fee for Classes A and S1 is currently being waived. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
Municipal Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

Mathew M. Kiselak

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 11/2/1988	Class A	Class S	Class S1	Class I
Class Inception Date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

6-month return	0.47%	0.32%	0.36%	0.62%

Average Annual Returns

1 year	1.19%	0.89%	0.95%	1.49%

5 year	2.78%	2.83%	2.96%	3.09%

10 year	2.87%	2.97%	3.04%	3.10%

7-day annualized yield	0.96%	0.65%	0.72%	1.25%

30-day annualized yield	0.81%	0.51%	0.58%	1.11%

6-month income distributions per share	$0.005	$0.003	$0.004	$0.006

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$2,829,620,888
Average Maturity:	18 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, S and S1 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower. A portion of the 12b-1 fee for Class S1 is currently being waived. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
New Jersey Municipal Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

Mathew M. Kiselak

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 10/26/1998	Class A	Class S	Class I
Class Inception Date	10/26/1998	6/30/2000	4/5/1999

6-month return	0.42%	0.27%	0.57%

Average Annual Returns

1 year	1.13%	0.82%	1.43%

Since Portfolio Inception	2.45%	2.28%	2.72%

7-day annualized yield	0.83%	0.53%	1.13%

30-day annualized yield	0.71%	0.41%	1.00%

6-month income distributions per share	$0.004	$0.003	$0.006

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$171,418,718
Average Maturity:	30 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
New York Municipal Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

Mathew M. Kiselak

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 9/24/2001	Class A	Class S	Class I
Class Inception Date	9/24/2001	9/24/2001	9/24/2001

6-month return	0.38%	0.23%	0.53%

Cumulative Returns

Since Portfolio Inception	0.71%	0.45%	0.97%

7-day annualized yield	0.87%	0.58%	1.18%

30-day annualized yield	0.75%	0.45%	1.05%

6-month income distributions per share	$0.004	$0.002	$0.005

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$115,160,391
Average Maturity:	42 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

A portion of the advisory fee is currently being waived. Had the fee not been waived, returns would have been lower. The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

Mathew M. Kiselak

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 8/15/1991	Class A	Class S	Class I
Class Inception Date	8/22/1995	6/30/2000	8/15/1991

6-month returns	0.53%	0.32%	0.62%

Average Annual Returns

1 year	1.34%	0.90%	1.51%

5 year	2.78%	2.66%	2.91%

10 year	2.81%	2.76%	2.89%

7-day annualized yield	1.13%	0.74%	1.32%

30-day annualized yield	0.96%	0.55%	1.15%

6-month income distributions per share	$0.005	$0.003	$0.006

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$276,157,157
Average Maturity:	18 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower. A portion of the 12b-1 fee for Class A is currently being waived. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
Treasury Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

J. Kellie Allen	Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 3/6/1991	Class A	Class S	Class I
Class Inception Date	3/6/1991	6/30/2000	3/6/1991

6-month return	0.69%	0.54%	0.84%

Average Annual Returns

1 year	1.73%	1.43%	2.04%

5 year	4.19%	4.06%	4.51%

10 year	4.16%	4.10%	4.47%

7-day annualized yield	1.16%	0.86%	1.46%

30-day annualized yield	1.18%	0.88%	1.48%

6-month income distributions per share	$0.007	$0.005	$0.008

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$3,810,386,953
Average Maturity:	26 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
U.S. Government Money Market Fund
Fund at a Glance as of July 31, 2002

PORTFOLIO COMPOSITION
(based on 7/31/2002 portfolio assets)

PORTFOLIO MANAGEMENT

J. Kellie Allen	Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 6/26/2001	Class A	Class B	Class C	Class S	Class S1	Class I
Class Inception Date	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001

6-month return

with sales charge	N/A	-4.83%	-1.83%	N/A	N/A	N/A

6-month return

w/o sales charge	0.60%	0.17%	0.17%	0.37%	0.59%	0.67%

Average Annual Returns

1 year with sales charge	N/A	-4.25%	-1.25%	N/A	N/A	N/A

1 year w/o sales charge	1.60%	0.75%	0.75%	1.15%	1.54%	1.76%

Since portfolio inception	1.76%	-2.73%	0.01%	1.33%	1.68%	1.94%

7-day annualized yield	1.06%	0.19%	0.19%	0.59%	1.04%	1.19%

30-day annualized yield	1.07%	0.20%	0.20%	0.60%	1.05%	1.20%

6-month income distributions per share	$0.006	$0.002	$0.002	$0.004	$0.006	$0.007

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:	$4,474,830,592
Average Maturity:	44 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

A portion of the 12b-1 waiver fee is currently being waived for Classes A and S1. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.60% for Classes S and S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2002, and subject to change.

EVERGREEN
California Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0 [2]

Distributions to shareholders from

Net investment income	- 0.01	- 0 [2]

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.45%	0.40%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 130,179	$ 117,217

Ratios to average net assets

Expenses [3]	0.88%[4]	0.89%[4]

Net investment income	0.91%[4]	1.15%[4]

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]
CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0 [2]

Distributions to shareholders from

Net investment income	- 0 [2]	- 0 [2]

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.31%	0.29%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 55,029	$ 41,972

Ratios to average net assets

Expenses [3]	1.15%[4]	1.19%[4]

Net investment income	0.64%[4]	0.83%[4]

1. For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

2. Represents an amount less than $0.005 per share

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

See Combined Notes to Financial Statements

EVERGREEN
California Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.01

Distributions to shareholders from

Net investment income	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.60%	0.59%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 269	$ 168

Ratios to average net assets

Expenses [2]	0.58%[3]	0.58%[3]

Net investment income	1.19%[3]	1.08%[3]

1. For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3. Annualized

See Combined Notes to Financial Statements

EVERGREEN
Florida Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001	2000	1999 [1]

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0.02	0.03	0.03	0.01

Distributions to shareholders from

Net investment income	- 0 [2]	- 0.02	- 0.03	- 0.03	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.45%	2.03%	3.48%	2.69%	0.69%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 15,822	$ 60,484	$ 27,519	$ 140,403	$ 84,343

Ratios to average net assets

Expenses [3]	0.86%[4]	0.86%	0.85%	0.84%	0.93%[4]

Net investment income	0.85%[4]	1.89%	3.39%	2.77%	2.66%[4]

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001 [5]
CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0.02	0.02

Distributions to shareholders from

Net investment income	- 0 [2]	- 0.02	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	0.30%	1.73%	1.87%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 169,528	$ 206,592	$ 163,045

Ratios to average net assets

Expenses [3]	1.17%[4]	1.15%	1.16%[4]

Net investment income	0.60%[4]	1.58%	3.08%[4]

1. For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.

2. Represents an amount less than $0.005 per share3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

5. For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

See Combined Notes to Financial Statements

EVERGREEN
Florida Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001	2000	1999 [1]

CLASS I [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.02	0.04	0.03	0 [3]

Distributions to shareholders from

Net investment income	- 0.01	- 0.02	- 0.04	- 0.03	- 0 [3]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.60%	2.34%	3.79%	3.01%	0.26%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 26	$ 260	$ 71	$ 105	$ 1

Ratios to average net assets

Expenses [4]	0.57%[5]	0.51%	0.55%	0.54%	0.65%[5]

Net investment income	1.16%[5]	1.51%	3.69%	3.07%	2.98%[5]

1. For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.

2. Effective at the close of business on May 11, 2001, Class\x11 Y shares were renamed as Institutional shares (Class I).

3. Represents an amount less than $0.005 per share

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5. Annualized

See Combined Notes to Financial Statements

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended						Year Ended
	July 31, 2002	Year Ended January 31,					August 31,
	(Unaudited)	2002	2001	2000	1999	1998 [1]	1997

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.03	0.06	0.05	0.05	0.02	0.05

Distributions to shareholders from

Net investment income	- 0.01	- 0.03	- 0.06	- 0.05	- 0.05	- 0.02	- 0.05

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.66%	3.20%	5.84%	4.68%	4.90%	2.08%	4.95%

Ratios and supplemental data

Net assets, end of period (millions)	$ 10,675	$ 9,605	$ 2,302	$ 8,931	$ 5,210	$ 2,910	$ 2,803

Ratios to average net assets

Expenses [2]	0.89%[3]	0.88%	0.84%	0.83%	0.85%	0.89%[3]	0.79%

Net investment income	1.32%[3]	2.42%	5.54%	4.63%	4.78%	4.91%[3]	4.87%

	Six Months Ended						Year Ended
	July 31, 2002	Year Ended January 31,					August 31,
	(Unaudited)	2002	2001	2000	1999	1998 [1]	1997

CLASS B

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [4]	0.02	0.05	0.04	0.04	0.02	0.04

Distributions to shareholders from

Net investment income	- 0 [4]	- 0.02	- 0.05	- 0.04	- 0.04	- 0.02	- 0.04

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return [5]	0.30%	2.48%	5.11%	3.95%	4.18%	1.78%	4.22%

Ratios and supplemental data

Net assets, end of period (millions)	$ 116	$ 92	$ 52	$ 67	$ 65	$ 25	$ 23

Ratios to average net assets

Expenses [2]	1.60%[3]	1.57%	1.54%	1.53%	1.55%	1.59%[3]	1.49%

Net investment income	0.60%[3]	2.25%	4.95%	3.89%	4.09%	4.22%[3]	4.16%

1. For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3. Annualized

4. Represents an amount less than $0.005 per share

5. Excluding applicable sales charges

See Combined Notes to Financial Statements

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended						Year Ended
	July 31, 2002	Year Ended January 31,					August 31,
	(Unaudited)	2002	2001	2000	1999	1998 [1]	1997 [2]

CLASS C

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [3]	0.02	0.05	0.04	0.04	0.02	0 [3]

Distributions to shareholders from

Net investment income	- 0 [3]	- 0.02	- 0.05	- 0.04	- 0.04	- 0.02	- 0 [3]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return [4]	0.30%	2.48%	5.11%	3.95%	4.18%	1.78%	0.37%

Ratios and supplemental data

Net assets, end of period (millions)	$ 22	$ 15	$ 9	$ 6	$ 5	$ 2	$ 5

Ratios to average net assets

Expenses [5]	1.60%[6]	1.57%	1.55%	1.54%	1.55%	1.59%[6]	1.67%[6]

Net investment income	0.60%[6]	2.24%	4.99%	3.95%	4.09%	4.20%[6]	4.42%[6]

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001 [7]

CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.03	0.03

Distributions to shareholders from

Net investment income	- 0.01	- 0.03	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	0.50%	2.89%	3.33%

Ratios and supplemental data

Net assets, end of period (millions)	$ 8,907	$ 9,954	$ 10,771

Ratios to average net assets

Expenses [5]	1.20%[6]	1.16%	1.15%[6]

Net investment income	1.01%[6]	2.89%	5.56%[6]

1. For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

2. For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.

3. Represents an amount less than $0.005 per share

4. Excluding applicable sales charges

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

6. Annualized

7. For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

See Combined Notes to Financial Statements

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS S1

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.01

Distributions to shareholders from

Net investment income	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.68%	1.38%

Ratios and supplemental data

Net assets, end of period (millions)	$ 1,634	$ 1,300

Ratios to average net assets

Expenses [2]	0.85%[3]	0.86%[3]

Net investment income	1.36%[3]	1.72%[3]

	Six Months Ended						Year Ended
	July 31, 2002	Year Ended January 31,					August 31,
	(Unaudited)	2002	2001	2000	1999	1998 [4]	1997

CLASS I [5]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.03	0.06	0.05	0.05	0.02	0.05

Distributions to shareholders from

Net investment income	- 0.01	- 0.03	- 0.06	- 0.05	- 0.05	- 0.02	- 0.05

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.80%	3.50%	6.15%	4.99%	5.21%	2.21%	5.27%

Ratios and supplemental data

Net assets, end of period (millions)	$ 2,699	$ 2,685	$ 1,964	$ 1,908	$ 1,745	$ 610	$ 635

Ratios to average net assets

Expenses [2]	0.60%[3]	0.56%	0.54%	0.53%	0.55%	0.59%[3]	0.48%

Net investment income	1.60%[3]	3.43%	5.97%	4.89%	5.07%	5.22%[3]	5.13%

1. For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3. Annualized

4. For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

5. Effective at the close of business on May 11, 2001, Class\x11 Y shares were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements

EVERGREEN
Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended						Year Ended
	July 31, 2002	Year Ended January 31,					August 31,
	(Unaudited)	2002	2001	2000	1999	1998 [1]	1997

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.02	0.04	0.03	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	- 0.01	- 0.02	- 0.04	- 0.03	- 0.03	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.47%	2.18%	3.69%	2.90%	3.07%	1.34%	3.13%

Ratios and supplemental data

Net assets, end of period (millions)	$ 1,066	$ 953	$ 126	$ 708	$ 737	$ 672	$ 667

Ratios to average net assets

Expenses [2]	0.86%[3]	0.88%	0.86%	0.86%	0.87%	0.88%[3]	0.83%

Net investment income	0.94%[3]	1.47%	3.59%	2.84%	3.02%	3.18%[3]	3.09%

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited )	2002	2001 [4]

CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [5]	0.02	0.02

Distributions to shareholders from

Net investment income	- 0 [5]	- 0.02	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	0.32%	1.88%	1.99%

Ratios and supplemental data

Net assets, end of period (millions)	$ 910	$ 638	$ 574

Ratios to average net assets

Expenses [2]	1.16%[3]	1.16%	1.16%[3]

Net investment income	0.63%[3]	1.82%	3.31%[3]

1. For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3. Annualized

4. For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

5. Represents an amount less than $0.005 per share

See Combined Notes to Financial Statements

EVERGREEN
Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	July 31, 2002	January 31,
	(Unaudited)	2002 [1]

CLASS S1

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0.01

Distributions to shareholders from

Net investment income	- 0 [2]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.36%	0.77%

Ratios and supplemental data

Net assets, end of period (millions)	$ 352	$ 257

Ratios to average net assets

Expenses [3]	1.09%[4]	1.10%[4]

Net investment income	0.71%[4]	0.96%[4]

	Six Months Ended						Year Ended
	July 31, 2002	Year Ended January 31,					August 31,
	(Unaudited)	2002	2001	2000	1999	1998 [5]	1997

CLASS I [6]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.02	0.04	0.03	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	- 0.01	- 0.02	- 0.04	- 0.03	- 0.03	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.62%	2.49%	4.00%	3.21%	3.38%	1.47%	3.44%

Ratios and supplemental data

Net assets, end of period (millions)	$ 501	$ 489	$ 512	$ 591	$ 540	$ 386	$ 378

Ratios to average net assets

Expenses [3]	0.56%[4]	0.56%	0.56%	0.56%	0.57%	0.58%[4]	0.53%

Net investment income	1.24%[4]	2.46%	3.89%	3.15%	3.30%	3.46%[4]	3.37%

1. For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

2. Represents an amount less than $0.005 per share

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

5. For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

6. Effective at the close of business on May 11, 2001, Class\x11 Y shares were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements

EVERGREEN
New Jersey Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001	2000	1999 [1]

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0.02	0.03	0.03	0.01

Distributions to shareholders from

Net investment income	- 0 [2]	- 0.02	- 0.03	- 0.03	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.42%	2.11%	3.45%	2.59%	0.66%

Ratios and supplemental data

Net assets, end of period (millions)	$ 42	$ 37	$ 34	$ 111	$ 95

Ratios to average net assets

Expenses [3]	0.86%[4]	0.85%	0.82%	0.84%	0.85%[4]

Net investment income	0.84%[4]	2.01%	3.38%	2.57%	2.46%[4]

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001 [5]

CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0.02	0.02

Distributions to shareholders from

Net investment income	- 0 [2]	- 0.02	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	0.27%	1.81%	1.84%

Ratios and supplemental data

Net assets, end of period (millions)	$ 120	$ 136	$ 98

Ratios to average net assets

Expenses [3]	1.16%[4]	1.15%	1.14%[4]

Net investment income	0.55%[4]	1.71%	3.07%[4]

1. For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.

2. Represents an amount less than $0.005 per share

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

5. For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

See Combined Notes to Financial Statements

EVERGREEN
New Jersey Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001	2000 [1]

CLASS I [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.02	0.04	0.02

Distributions to shareholders from

Net investment income	- 0.01	- 0.02	- 0.04	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.57%	2.42%	3.76%	2.47%

Ratios and supplemental data

Net assets, end of period (millions)	$ 9	$ 6	$ 2	$ 2

Ratios to average net assets

Expenses [3]	0.56%[4]	0.55%	0.53%	0.52%[4]

Net investment income	1.13%[4]	2.32%	3.69%	3.06%[4]

1. For the period April 5, 1999 (commencement of class operations) to January 31, 2000.

2. Effective at the close of business on May 11, 2001, Class\x11 Y shares were renamed as Institutional shares (Class I).

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

See Combined Notes to Financial Statements

EVERGREEN
New York Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0 [2]

Distributions to shareholders from

Net investment income	- 0 [2]	- 0 [2]

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.38%	0.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 79,450	$ 94,200

Ratios to average net assets

Expenses [3]	0.88%[4]	0.88%[4]

Net investment income	0.77%[4]	0.92%[4]

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0 [2]

Distributions to shareholders from

Net investment income	- 0 [2]	- 0 [2]

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.23%	0.22%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 35,046	$ 24,092

Ratios to average net assets

Expenses [3]	1.18%[4]	1.18%[4]

Net investment income	0.48%[4]	0.54%[4]

1. For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

2. Represents an amount less than $0.005 per share

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

See Combined Notes to Financial Statements

EVERGREEN
New York Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0 [2]

Distributions to shareholders from

Net investment income	- 0.01	- 0 [2]

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.53%	0.44%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 665	$ 3,710

Ratios to average net assets

Expenses [3]	0.58%[4]	0.59%[4]

Net investment income	1.04%[4]	1.15%[4]

1. For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

2. Represents an amount less than $0.005 per share

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

See Combined Notes to Financial Statements

EVERGREEN
Pennsylvania Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended						Year Ended
	July 31, 2002	Year Ended January 31,					August 31,
	(Unaudited)	2002	2001	2000	1999	1998 [1]	1997

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.02	0.04	0.03	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	- 0.01	- 0.02	- 0.04	- 0.03	- 0.03	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.53%	2.27%	3.66%	2.90%	2.96%	1.34%	3.05%

Ratios and supplemental data

Net assets, end of period (millions)	$ 28	$ 28	$ 19	$ 125	$ 96	$ 37	$ 36

Ratios to average net assets

Expenses [2]	0.64%[3]	0.64%	0.65%	0.60%	0.61%	0.61%[3]	0.60%

Net investment income	1.07%[3]	2.17%	3.59%	2.87%	2.90%	3.15%[3]	3.01%

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001 [4]

CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [5]	0.02	0.02

Distributions to shareholders from

Net investment income	- 0 [5]	- 0.02	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	0.32%	1.82%	1.89%

Ratios and supplemental data

Net assets, end of period (millions)	$ 166	$ 155	$ 140

Ratios to average net assets

Expenses [2]	1.07%[3]	1.08%	1.09%[3]

Net investment income	0.65%[3]	1.79%	3.17%[3]

1. For the five months ended January 31, 1998. The fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3. Annualized

4. For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

5. Represents an amount less than $0.005 per share

See Combined Notes to Financial Statements

EVERGREEN
Pennsylvania Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended						Year Ended
	July 31, 2002	Year Ended January 31,					August 31,
	(Unaudited)	2002	2001	2000	1999	1998 [1]	1997

CLASS I [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.02	0.04	0.03	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	- 0.01	- 0.02	- 0.04	- 0.03	- 0.03	- 0.01	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.62%	2.43%	3.82%	3.00%	3.07%	1.38%	3.15%

Ratios and supplemental data

Net assets, end of period (millions)	$ 82	$ 80	$ 71	$ 62	$ 40	$ 33	$ 32

Ratios to average net assets

Expenses [3]	0.47%[4]	0.48%	0.49%	0.50%	0.52%	0.51%[4]	0.50%

Net investment income	1.25%[4]	2.31%	3.73%	2.98%	3.02%	3.26%[4]	3.10%

1. For the five months ended January 31, 1998. The fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

2. Effective at the close of business May 11, 2001, Class\x11 Y shares were renamed as Institutional shares (Class I).

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

See Combined Notes to Financial Statements

EVERGREEN
Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended					Year Ended
	July 31, 2002	Year Ended January 31,				August 31,
	(Unaudited)	2001	2000	1999	1998 [1]	1997

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.06	0.04	0.05	0.02	0.05

Distributions to shareholders from

Net investment income	- 0.01	- 0.06	- 0.04	- 0.05	- 0.02	- 0.05

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.69%	5.65%	4.38%	4.75%	2.07%	4.82%

Ratios and supplemental data

Net assets, end of period (millions)	$ 816	$ 743	$ 2,828	$ 3,366	$ 2,616	$ 2,485

Ratios to average net assets

Expenses [2]	0.72%[3]	0.73%	0.74%	0.73%	0.73%[3]	0.72%

Net investment income	1.40%[3]	5.27%	4.28%	4.63%	4.89%[3]	4.73%

Six Months Ended
	July 31, 2002	Year Ended January 31,
	(Unaudited)	2002	2001 [4]

CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.03	0.03

Distributions to shareholders from

Net investment income	- 0.01	- 0.03	- 0.03

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	0.54%	2.70%	3.24%

Ratios and supplemental data

Net assets, end of period (millions)	$ 1,785	$ 1,826	$ 2,135

Ratios to average net assets

Expenses [2]	1.02%[3]	1.00%	1.04%[3]

Net investment income	1.09%[3]	2.71%	5.50%[3]

1. For the five months ended January 31, 1998. The fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3. Annualized

4. For period from June 30, 2000 (commencement of class operations) to January 31, 2001.

See Combined Notes to Financial Statements

EVERGREEN
Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended					Year Ended
	July 31, 2002	Year Ended January 31,				August 31,
	(Unaudited)	2001	2000	1999	1998 [1]	1997

CLASS I [2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.06	0.05	0.05	0.02	0.05

Distributions to shareholders from

Net investment income	- 0.01	- 0.06	- 0.05	- 0.05	- 0.02	- 0.05

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.84%	5.97%	4.69%	5.07%	2.20%	5.14%

Ratios and supplemental data

Net assets, end of period (millions)	$ 1,209	$ 1,032	$ 1,034	$ 1,045	$ 572	$ 547

Ratios to average net assets

Expenses [3]	0.42%[4]	0.43%	0.44%	0.43%	0.43%[4]	0.42%

Net investment income	1.70%[4]	5.78%	4.58%	4.89%	5.19%[4]	5.02%

1. For the five months ended January 31, 1998. The fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

2. Effective at the close of business May 11, 2001, Class\x11 Y shares were renamed as Institutional shares (Class I).

3. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4. Annualized

See Combined Notes to Financial Statements

EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS A

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.01

Distributions to shareholders from

Net investment income	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.60%	1.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 4,034,562	$ 3,774,155

Ratios to average net assets

Expenses [2]	0.88%[3]	0.88%[3]

Net investment income	0.30%[3]	1.57%[3]

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS B

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [4]	0.01

Distributions to shareholders from

Net investment income	- 0 [4]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return [5]	0.17%	0.84%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 178	$ 64

Ratios to average net assets

Expenses [2]	1.75%[3]	1.75%[3]

Net investment income	0.08%[3]	0.65%[3]

1. For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3. Annualized

4. Represents an amount less than $0.005 per share

5. Excluding applicable sales charges

See Combined Notes to Financial Statements

EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS C

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0.01

Distributions to shareholders from

Net investment income	- 0 [2]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return [3]	0.17%	0.84%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 470	$ 29

Ratios to average net assets

Expenses [4]	1.75%[5]	1.78%[5]

Net investment income	0.06%[5]	0.57%[5]

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS S

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0 [2]	0.01

Distributions to shareholders from

Net investment income	- 0 [2]	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.37%	1.08%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 1	$ 1

Ratios to average net assets

Expenses [4]	1.40%[5]	1.32%[5]

Net investment income	0.17%[5]	1.65%[5]

1. For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

2. Represents an amount less than $0.005 per share

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5. Annualized

See Combined Notes to Financial Statements

EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS S1

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.01

Distributions to shareholders from

Net investment income	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.59%	1.24%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 439,602	$ 390,392

Ratios to average net assets

Expenses [2]	0.90%[3]	0.90%[3]

Net investment income	0.29%[3]	1.54%[3]

Six Months Ended
	July 31, 2002	Year Ended
	(Unaudited)	January 31, 2002 [1]

CLASS I

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.01	0.01

Distributions to shareholders from

Net investment income	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.67%	1.45%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 18	$ 3

Ratios to average net assets

Expenses [2]	0.72%[3]	0.66%[3]

Net investment income	0.32%[3]	2.05%[3]

1. For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

2. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3. Annualized

See Combined Notes to Financial Statements

EVERGREEN
California Municipal Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 97.6%
Community Development District - 9.1%
Avalon, CA Community Impt. Agcy. Tax Allocation RB, Community Impt. Proj., (LOC: Union Bank of CA), 2.35%, VRDN	$ 6,820,000	$ 6,820,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB:
1.64%, VRDN	8,000,000	8,000,000
2.05%, VRDN	2,000,000	2,000,000
16,820,000
Education - 12.5%
California Sch. Cash Reserve Prog. RB, 3.00%, 7/3/2003	5,000,000	5,060,204
California Statewide Community Dev. Auth. RB, 1.55%, VRDN	15,000,000	15,000,000
Midway, CA Sch. Dist. COP, Refining Proj., Ser. 2000, (LOC: Union Bank), 2.00%, VRDN	3,125,000	3,125,000
23,185,204
General Obligation - Local - 4.4%
Chicago, IL GO, 1.69%, VRDN	1,341,000	1,341,000
Modesto, CA High Sch. Dist. GO, 1.59%, VRDN	6,795,000	6,795,000
8,136,000
General Obligation - State - 3.2%
California GO:
1.60%, VRDN	3,950,000	3,950,000
1.80%, VRDN	2,000,000	2,000,221
5,950,221
Hospital - 5.6%
Alameda Cnty., CA COP, 1.66%, VRDN	2,285,000	2,285,000
Indiana Hlth. Fac. Financing Auth. RRB, 1.80%, VRDN	5,000,000	5,000,000
Lancaster Cnty., PA Hosp. Auth. RB, 1.65%, VRDN	3,000,000	3,000,000
10,285,000
Housing - 24.0%
California CDA MHRB:
1.63%, VRDN	7,403,000	7,403,000
1.65%, VRDN	11,500,000	11,500,000
California Community Dev. Auth. MHRB, 1.66%, VRDN	3,500,000	3,500,000
Contra Costa Cnty., CA MHRB, 1.66%, VRDN	5,000,000	5,000,000
Orange Cnty., CA Rental Hsg. RB, 1.35%, VRDN	1,500,000	1,500,000
Oregon Hlth. Hsg. Ed. & Cultural Facs. Auth. RB, 4.55%, VRDN	800,000	813,526
PFOTER:
1.64%, VRDN	3,000,000	3,000,000
1.66%, VRDN	1,000,000	1,000,000
1.71%, VRDN	3,000,000	3,000,000
Riverside-San Bernardino, CA Hsg. & Fin. Agcy. RB 1.65%, VRDN	7,850,000	7,850,000
44,566,526
Lease - 1.2%
Pitney Bowes Credit Corp. RB, 2.40%, VRDN 144A	2,230,442	2,230,442

EVERGREEN
California Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - 23.6%
Auburn, CA IDA RB, Coherent, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.75%, VRDN	$ 1,300,000	$ 1,300,000
Braxton Cnty., WV Solid Wst. Disposal RRB, Weyerhaeuser Co. Proj., 2.50%, VRDN	1,500,000	1,500,000
California CDA RB:
1.65%, VRDN	3,200,000	3,200,000
2.00%, VRDN	1,180,000	1,180,000
California Economic Dev. Fin. Auth. RB, 2.35%, VRDN	2,720,000	2,720,000
California EDA RB:
Body Furniture Co., Inc. Proj., 1.45%, VRDN	4,690,000	4,690,000
Killion Inds. Proj., 2.85%, VRDN	2,920,000	2,920,000
California Infrastructure & Economic RB, 1.70%, VRDN	2,595,000	2,595,000
Chula Vista, CA IDA RB, 2.35%, VRDN	2,270,000	2,270,000
Frankfort, IN EDRRB, 4.50%, VRDN	1,600,000	1,600,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc., Ser. 1995, (LOC: Norwest Bank), 1.65%, VRDN	1,900,000	1,900,000
Lodi, CA IDA RB, Dart Container Proj., 1.40%, VRDN	8,000,000	8,000,000
Los Angeles, CA IDA RB, 1.50%, VRDN	2,915,000	2,915,000
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 3.43%, VRDN	300,000	300,000
Michigan Strategic Fund, Ltd. Obl. RB, 1.85%, VRDN	2,500,000	2,500,000
Puerto Rico Indl. Med. & Env. PCRB, Becton Dickinson & Co.:
1.85%, VRDN	1,955,000	1,955,000
3.40%, VRDN	2,200,000	2,200,000
43,745,000
Transportation - 0.5%
Municipal Securities Pool Trust Receipts RB, 1.69%, VRDN	1,000,000	1,000,000
Utility - 8.8%
California Community PCRRB, 1.40%, VRDN	1,115,000	1,115,000
California Infrastructure & Economic Dev. RB, Ser. C, 1.40%, VRDN	7,900,000	7,900,000
California Pollution Ctrl. Fin. Auth. RB:
Pacific Gas & Elec. Proj. Ser. 96-C, (SPA: Bank of America), 1.60%, VRDN	3,925,000	3,925,000
Pacific Gas & Elec. Proj. Ser. 97-B, 1.60%, VRDN	600,000	600,000
Chula Vista, CA IDRB, San Diego Gas & Elec. Ser. B, 1.70%, VRDN	1,200,000	1,200,000
Valdez, AK Marine RRB, 2.90%, VRDN	1,600,000	1,600,000
16,340,000
Water & Sewer - 4.7%
Los Angeles Cnty., CA Sanitation Dist. RB, 1.39%, VRDN	4,200,000	4,200,000
Philadelphia, PA Wtr. & Wst. Wtr. RRB, Facility Muni. Trust Cer. 1999-1, 1.80%, VRDN	4,495,000	4,495,000
8,695,000
Total Municipal Obligations		180,953,393
COMMERCIAL PAPER - 1.9%
Utility - 0.9%
Hawaii Dept. of Budget & Fin. RB:
2.70%, 8/7/2002	500,000	500,000
Ser. 1988-C, 2.70%, 8/2/2002	1,200,000	1,200,000
1,700,000

EVERGREEN
California Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Water & Sewer - 1.0%
Olcese, CA Wtr. Dist. COP, 4.45%, VRDN	$ 1,800,000	$ 1,800,000
Total Commercial Paper		3,500,000

	Shares	Value

MUTUAL FUND SHARES - 0.2%
BlackRock Provident California Municipal Money Market Fund	400,000	400,000
Total Investments - (cost $184,853,393) - 99.7%		184,853,393
Other Assets and Liabilities - 0.3%		623,835
Net Assets - 100.0%		$ 185,477,228

See Combined Notes to Schedules of Investments.

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 100.0%
Airport - 8.1%
Broward Cnty., FL Arpt. Sys. RB, Ser. 2000-361, (Liq: State Street Bank & Insd. by AMBAC), 1.61%, VRDN	$ 3,035,000	$ 3,035,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj. Ser. B, (Gtd. by Boeing Co.), 1.75%, VRDN	12,000,000	12,000,000
15,035,000
Community Development District - 1.0%
Miami-Dade Cnty., FL IDA RB, Futerama Proj., (LOC: SouthTrust Bank), 1.64%, VRDN	1,420,000	1,420,000
Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC: Bank of America), 1.60%, VRDN	385,000	385,000
1,805,000
Continuing Care Retirement Community - 6.5%
Bay Cnty., FL RB, Methodist Home for Aging, (Insd. by FHLB), 1.59%, VRDN	7,885,000	7,885,000
Palm Beach Cnty., FL IDRB, Gulfstream Goodwill Hlth., (LOC: SouthTrust Bank), 1.59%, VRDN	3,040,000	3,040,000
St. Petersburg, FL Hlth. Fac. Auth. RB, Florida Blood Svcs., Inc. Proj., 1.54%, VRDN	1,180,000	1,180,000
12,105,000
Education - 10.1%
Blaine Cnty., ID Sch. Dist. RB, 2.20%, 6/30/2003	1,000,000	1,000,000
Florida Board of Ed. Lottery COP, Eagle Trust Certificate 2001-09D4, (Liq.: Citibank & Insd. by AMBAC), 1.53%, VRDN	2,600,000	2,600,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, (Liq.: Bank of America & Insd. by MBIA), 1.59%, VRDN	4,590,000	4,590,000
Mount Vernon, NY City Sch. Dist. RB, BAN, 3.00%, 9/10/2002	1,000,000	1,000,538
Orange Cnty., FL Sch. Board COP, Ser. 328, 1.59%, VRDN	3,450,000	3,450,000
Pasco Cnty., FL Edl. Facs. Auth. RB, St. Leo Univ. Proj., (LOC: Allied Irish Banks Plc), 1.64%, VRDN	2,680,000	2,680,000
Pinellas Cnty., FL Edl. Facs. Auth. RB, Admiral Farragut Academy, 1.30%, VRDN	1,435,000	1,435,000
Van Wert, OH City Sch. Dist. BAN, 2.50%, 10/10/2002	1,000,000	1,001,041
Youngstown, OH City Sch. Dist. BAN, 2.75%, 4/10/2003	1,000,000	1,002,354
18,758,933
General Obligation - Local - 0.5%
East Orange, NJ TAN, Ser. A, 4.25%, 8/12/2002	1,000,000	1,000,132
Hospital - 1.4%
Allegheny Cnty., PA Hosp. Dev. RB, Variable Hosp. So. Hills Hlth. Sys., 2.45%, 4/1/2003	1,000,000	1,000,000
Jacksonville, FL Hlth. Facs. RB, Daily Genesis Rehab Hosp., 1.50%, VRDN	700,000	700,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr.,
(LOC: Bank of America), 1.65%, VRDN	800,000	800,000
2,500,000
Housing - 32.2%
Brevard Cnty., FL HFA RB, Shore View Apts. Proj., (LOC: Harris Trust & Savings), 1.50%, VRDN	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Eagle Trust Certificate, Ser. 2000-C0903, (Liq.: Citibank & Insd. by GNMA), 1.68%, VRDN	770,000	770,000
Clipper Tax Exempt COP, 1.74%, VRDN	648,013	648,013

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Housing - continued
Clipper, FL Tax Exempt COP:
Ser. 2000-3, (Liq.: State Street Bank & Insd. by MBIA), 1.69%, VRDN	$ 2,745,000	$ 2,745,000
Ser. 2000-1, (Liq.: State Street Bank & Insd. by FSA), 1.69%, VRDN	31,111,000	31,111,000
Florida Hsg. Fin. Agcy. RB, 1.55%, VRDN	2,440,000	2,440,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj., (LOC: Industrial Bank of Japan, Ltd.), 3.61%, VRDN	3,400,000	3,400,000
Orange Cnty., FL HFA MHRB, Ser. E, (LOC: Fleet Bank), 2.55%, 10/1/2002	3,000,000	3,000,000
Orange Cnty., FL HFA RB, 1.71%, VRDN	10,085,000	10,085,000
Palm Beach Cnty., FL HFA MHRB, 1.66%, VRDN	1,830,000	1,830,000
St. Lucie Cnty., FL IDRB, 1.34%, VRDN	1,375,000	1,375,000
59,604,013
Industrial Development Revenue - 12.2%
Alaska Indl. Dev. & Export Auth. RRB, Ser. A, 4.50%, 4/1/2003	500,000	506,868
Ashdown, AR IDA RB, Allied Corp., 2.60%, 11/1/2002	505,000	505,000
Dade Cnty., FL IDA RB:
Florida Convalescent Proj., Ser. 1986, (LOC: Bank of Tokyo - Mitsubishi, Ltd.), 1.60%, VRDN	2,065,000	2,065,000
Jay W. Lotspeich Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.50%, VRDN	100,000	100,000
Quipp, Inc. Proj., (LOC: Bank of Tokyo - Mitsubishi, Ltd.), 1.60%, VRDN	750,000	750,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., (LOC: AmSouth Bank), 1.70%, VRDN	3,500,000	3,500,000
Florida Dev. Fin. Corp. IDRB:
Novelty Crystal Proj., (LOC: SunTrust Banks), 1.60%, VRDN	1,100,000	1,100,000
Plastics Components Proj., (LOC: SunTrust Banks), 1.60%, VRDN	1,050,000	1,050,000
Suncoast Bakeries Proj., Ser. A-1, (LOC: SunTrust Banks), 1.60%, VRDN	710,000	710,000
Hillsborough Cnty., FL IDRB:
Berry Packaging, Inc., 1.60%, VRDN	1,985,000	1,985,000
Serigraphic Arts, Inc. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.50%, VRDN	300,000	300,000
Jacksonville, FL Economic Dev. Commission IDRB, Crown Products Co. Proj., Ser. 1998, (LOC: SunTrust Banks), 1.60%, VRDN	1,100,000	1,100,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., (LOC: Bank of America), 1.60%, VRDN	2,200,000	2,200,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., (LOC: SunTrust Banks), 1.75%, VRDN	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., (LOC: Bank One Corp.), 1.75%, VRDN	2,345,000	2,345,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., (LOC: Associated Bank), 1.74%, VRDN	1,800,000	1,800,000
St. John’s Cnty., FL IDRB, Bronz-Glow Technologies Proj., (LOC: SouthTrust Bank), 1.74%, VRDN	1,525,000	1,525,000
22,541,868
Lease - 1.6%
Koch Floating Rate Trust COP, Ser. 2000-1, (Liq.: State Street Bank & Insd. by AMBAC), 1.74%, VRDN	2,966,154	2,966,154
Manufacturing - 7.5%
Florida Dev. Fin. Corp. IDA RB:
Ser. A-1, 1.55%, VRDN	1,250,000	1,250,000
Ser. A-2, 1.45%, VRDN	1,000,000	1,000,000
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 1.60%, VRDN	3,900,000	3,900,000
Mercer Cnty., PA IDA RB, 4.45%, VRDN	4,000,000	4,000,000
Pinellas Cnty., FL IDRB, Better Business Forms, Inc., 1.80%, VRDN	3,800,000	3,800,000
13,950,000

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Miscellaneous Revenue - 8.1%
Florida Capital Proj. Fin. Auth. RB, Capital Proj. Loan Program, Ser. H, 1.80%, VRDN	$ 15,000,000	$ 15,000,000
Resource Recovery - 3.5%
Broward Cnty., FL Resource Recovery RRB, Ser. B, 5.00%, 12/1/2002	1,355,000	1,367,654
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disp. RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 2.55%, VRDN	5,200,000	5,200,000
6,567,654
Solid Waste - 2.3%
Gulf Coast, TX Wst. Disposal Auth. RB:
Amoco Oil Co. Proj., 1.60%, VRDN	500,000	500,000
Bayer Corp. Proj., 1.70%, VRDN	1,700,000	1,700,000
Martin Cnty., FL Solid Wst. Division RB, Florida Power & Light Co. Proj., 1.65%, VRDN	2,050,000	2,050,000
4,250,000
Utility - 5.0%
Lakeland, FL Energy Sys. RB, Ser. A, 1.30%, VRDN	3,300,000	3,300,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj.:
Ser. B, (Gtd. by San Diego Gas & Electric), 1.35%, 8/12/2002	2,000,000	2,000,000
(Gtd. by San Diego Gas & Electric), 1.40%, 8/2/2002	4,000,000	4,000,000
9,300,000

Total Investments - (cost $185,383,754) - 100.0%		185,383,754
Other Assets and Liabilities - 0.0%		(7,366)
Net Assets - 100.0%		$ 185,376,388

See Combined Notes to Schedules of Investments.

EVERGREEN
Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - 59.9%
Asset Backed - 55.6%
Abacas Investments, 1.82%, 8/26/2002	$ 5,000,000	$ 5,000,000
Abbey National Treasury, 2.05%, 10/10/2002	9,750,000	9,750,187
Amstel Funding Corp.:
1.80%, 8/19/2002	62,406,000	62,349,835
1.80%, 9/18/2002	100,000,000	99,760,000
1.83%, 8/12/2002	100,000,000	99,944,083
1.87%, 10/4/2002	100,000,000	99,667,556
1.95%, 10/15/2002	160,000,000	159,350,000
ASAP Funding Ltd.:
1.79%, 8/7/2002	71,344,000	71,322,716
1.80%, 8/28/2002	150,000,000	149,797,500
1.82%, 8/22/2002	90,000,000	89,904,450
1.85%, 9/17/2002	25,000,000	24,939,618
1.86%, 8/20/2002	50,000,000	49,950,917
Asset One Securitization LLC:
1.80%, 8/15/2002	203,637,000	203,494,454
1.80%, 8/19/2002	45,124,000	45,083,388
1.80%, 8/23/2002	238,854,000	238,591,261
1.82%, 8/1/2002	60,094,000	60,094,000
1.82%, 8/19/2002	42,073,000	42,034,714
Atlantic Asset Securitization Corp.:
1.80%, 8/15/2002	100,000,000	99,930,000
1.80%, 8/16/2002	99,642,000	99,567,269
1.80%, 8/20/2002	100,147,000	100,051,860
1.83%, 8/1/2002	72,622,000	72,622,000
Barton Capital Corp., 1.79%, 8/15/2002	100,000,000	99,930,389
Bavaria Universal Funding:
1.78%, 8/14/2002	128,344,000	128,261,504
1.79%, 8/8/2002	70,373,000	70,348,506
Brahms Funding Corp.:
1.84%, 8/7/2002	175,000,000	174,946,334
1.84%, 8/20/2002	61,035,000	60,975,728
Breeds Hill:
1.80%, 8/13/2002	59,033,000	58,997,580
1.80%, 8/20/2002	21,806,000	21,785,284
1.80%, 9/10/2002	25,114,000	25,063,772
1.80%, 10/10/2002	97,021,000	96,681,427
Check Point Charlie, Inc.:
1.80%, 8/20/2002	133,415,000	133,288,256
1.80%, 8/22/2002	75,120,000	75,041,124
1.81%, 8/12/2002	84,500,000	84,453,267
1.81%, 10/16/2002	47,790,000	47,607,389
1.81%, 10/21/2002	65,000,000	64,735,288
1.83%, 10/8/2002	60,405,000	60,196,200
1.83%, 10/10/2002	63,419,000	63,193,334
1.84%, 8/6/2002	46,820,000	46,808,035
Crown Point Capital Co.:
1.79%, 8/14/2002	50,000,000	49,967,681
1.79%, 10/8/2002	47,322,000	47,161,999
1.80%, 8/5/2002	56,905,000	56,893,619
1.80%, 8/23/2002	29,049,000	29,017,046
1.80%, 9/6/2002	119,217,000	119,002,409

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
Crown Point Capital Co. (continued):
1.83%, 8/6/2002	$ 50,248,000	$ 50,235,229
1.83%, 8/7/2002	45,000,000	44,986,275
1.83%, 8/19/2002	100,919,000	100,826,659
1.84%, 8/5/2002	100,000,000	99,979,556
Ford Credit Co.:
1.80%, 8/6/2002	75,000,000	74,981,250
1.80%, 8/7/2002	100,000,000	99,970,000
1.80%, 8/8/2002	145,000,000	144,949,250
1.80%, 9/18/2002	200,000,000	199,520,000
1.81%, 8/8/2002	100,000,000	99,964,805
1.83%, 8/7/2002	45,000,000	44,986,275
1.85%, 8/13/2002	125,000,000	124,922,917
1.86%, 8/2/2002	50,000,000	49,997,417
Galaxy Funding Inc., 1.85%, 9/9/2002	75,000,000	74,849,687
Giro Balanced Funding:
1.77%, 8/23/2002	69,824,000	69,748,474
1.79%, 9/12/2002	44,140,000	44,047,821
1.80%, 8/5/2002	125,314,000	125,288,937
1.80%, 8/19/2002	71,536,000	71,471,618
1.84%, 8/20/2002	128,748,000	128,622,971
Giro Multi Funding Corp., 1.79%, 8/12/2002	109,074,000	109,014,343
Halogen Capital Co.:
1.79%, 8/13/2002	50,000,000	49,970,167
1.79%, 10/11/2002	79,193,000	78,913,427
1.79%, 10/15/2002	123,597,000	123,136,086
1.80%, 8/14/2002	87,118,000	87,061,373
1.80%, 10/15/2002	171,170,000	170,528,112
1.80%, 10/16/2002	160,000,000	159,392,000
Hatteras Funding:
1.79%, 8/23/2002	100,000,000	99,890,611
1.80%, 8/21/2002	100,000,000	99,900,000
High Peak Funding:
1.80%, 8/12/2002	100,000,000	99,945,000
1.80%, 10/17/2002	75,000,000	74,711,250
1.81%, 10/17/2002	150,000,000	149,419,292
1.83%, 8/6/2002	59,000,000	58,985,004
1.85%, 8/5/2002	100,000,000	99,979,444
1.87%, 8/7/2002	50,000,000	49,984,417
1.87%, 9/24/2002	200,000,000	199,439,000
International Lease Finance Corp., 2.12%, 8/12/2002	125,000,000	125,000,000
Ivory Funding Corp.:
1.79%, 8/20/2002	63,195,000	63,135,298
1.79%, 9/23/2002	39,392,000	39,288,191
1.80%, 8/15/2002	102,302,000	102,230,389
1.80%, 9/16/2002	50,000,000	49,885,000
1.84%, 9/10/2002	43,830,000	43,740,392
Jupiter Funding:
1.77%, 8/23/2002	104,487,000	104,373,980
1.77%, 8/26/2002	100,000,000	99,877,083
1.80%, 8/5/2002	67,939,000	67,925,412

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
Lake Front Co.:
1.80%, 8/28/2002	$ 68,487,000	$ 68,394,543
1.81%, 8/13/2002	82,659,000	82,609,129
1.82%, 8/5/2002	49,006,000	48,996,090
1.82%, 8/15/2002	69,185,000	69,136,032
Lexington Parker Capital Corp.:
1.79%, 10/10/2002	35,000,000	34,878,181
1.79%, 10/18/2002	90,683,000	90,331,301
1.80%, 10/10/2002	35,000,000	34,877,500
1.81%, 9/3/2002	143,654,000	143,415,654
1.83%, 9/3/2002	125,000,000	124,790,312
1.84%, 8/16/2002	176,948,000	176,812,340
MBNA Credit Card:
1.80%, 10/15/2002	123,946,000	123,481,202
1.81%, 8/14/2002	75,000,000	74,950,979
1.82%, 8/7/2002	71,450,000	71,428,327
1.83%, 9/4/2002	82,000,000	81,858,277
Moat Funding, LLC, 1.80%, 8/19/2002	50,000,000	49,955,000
Mortgage Interest Networking, 1.79%, 8/27/2002	24,500,000	24,468,327
MPF, Ltd.:
1.80%, 10/17/2002	89,500,000	89,155,425
1.81%, 9/3/2002	43,500,000	43,427,826
1.82%, 8/5/2002	107,683,000	107,661,224
Neptune Funding Corp.:
1.78%, 8/26/2002	50,000,000	49,938,194
1.79%, 8/22/2002	106,376,000	106,264,926
1.80%, 8/6/2002	95,096,000	95,072,226
1.80%, 9/24/2002	98,973,000	98,705,773
1.81%, 8/29/2002	63,165,000	63,076,078
1.81%, 9/30/2002	43,848,000	43,715,725
Ness LLC:
1.77%, 8/27/2002	83,202,000	83,095,640
1.83%, 8/21/2002	91,511,000	91,417,964
Nway Funding LLC, 1.84%, 8/20/2002	37,741,000	37,704,349
Principal Resources Mtge.:
1.84%, 8/6/2002	75,130,000	75,110,800
1.89%, 8/2/2002	140,000,000	139,992,650
Rhineland Funding Capital:
1.82%, 9/17/2002	64,809,000	64,655,007
1.85%, 9/17/2002	30,000,000	29,927,542
1.85%, 9/18/2002	38,016,000	37,922,227
1.86%, 8/27/2002	30,614,000	30,572,875
1.86%, 9/18/2002	26,000,000	25,935,520
1.87%, 9/3/2002	61,253,000	61,148,002
1.88%, 8/27/2002	51,400,000	51,330,210
Sheffield Receivables Corp.:
1.77%, 8/28/2002	62,820,000	62,736,606
1.80%, 8/1/2002	143,121,000	143,121,000
Special Purpose Accounts Receivable Co.:
1.79%, 8/21/2002	100,000,000	99,900,555
1.79%, 9/9/2002	50,000,000	49,903,042

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
Steamboat Funding Corp.:
1.77%, 8/22/2002	$ 118,401,000	$ 118,278,751
1.78%, 8/22/2002	94,401,000	94,302,980
Stellar Funding Group, 1.77%, 8/27/2002	56,866,000	56,793,306
Tannehill Capital Co.:
1.80%, 8/8/2002	39,810,000	39,796,066
1.80%, 8/21/2002	100,168,000	100,067,832
1.80%, 10/16/2002	50,235,000	50,044,107
1.80%, 10/18/2002	75,488,000	75,193,597
1.81%, 8/19/2002	50,000,000	49,954,750
2.20%, 9/12/2002	50,000,000	49,871,667
Three Pillars Funding Corp.:
1.77%, 8/26/2002	107,107,000	106,975,347
1.77%, 8/28/2002	34,395,000	34,349,341
1.78%, 8/19/2002	121,937,000	121,828,476
1.79%, 8/7/2002	88,684,000	88,657,543
1.80%, 8/15/2002	40,613,000	40,584,571
1.80%, 8/19/2002	114,365,000	114,262,071
Trident Capital Finance, Inc., 1.79%, 9/12/2002	200,000,000	199,582,333
UBS Finance Inc., 1.83%, 8/1/2002	100,000,000	100,000,000
Verizon Global Funding, 2.05%, 10/17/2002	7,800,000	7,765,799
Victory Receivable Corp.:
1.77%, 8/23/2002	98,426,000	98,319,536
1.79%, 8/19/2002	111,461,000	111,361,242
1.80%, 8/12/2002	100,169,000	100,113,907
1.80%, 8/14/2002	135,517,000	135,428,914
1.80%, 8/19/2002	37,425,000	37,391,317
1.80%, 10/15/2002	52,962,000	52,763,393
1.81%, 8/7/2002	79,058,000	79,034,151
1.81%, 8/15/2002	65,216,000	65,170,095
1.85%, 8/21/2002	62,980,000	62,915,271
1.87%, 8/19/2002	50,000,000	49,953,250
Westdeutsche Lands, 1.76%, 8/22/2002	9,750,000	9,746,844
White Pine Finance LLC:
1.81%, 10/7/2002	25,085,000	25,000,499
1.83%, 11/8/2002	25,189,000	25,062,236
Witmer Funding LLC:
1.80%, 10/15/2002	100,000,000	99,625,000
1.82%, 8/20/2002	191,319,000	191,135,227
1.85%, 8/22/2002	150,000,000	149,838,125
13,375,678,515
Brokers - 1.0%
Salomon Smith Barney Holdings, Inc., 1.82%, 8/1/2002	232,000,000	232,000,000
Banks - 3.1%
Bayerische Hypo Union, 1.80%, 8/1/2002	175,000,000	174,995,102
Citibank Credit Card Issuance Trust:
1.78%, 8/28/2002	60,000,000	59,919,900
1.78%, 8/29/2002	100,000,000	99,861,556
1.79%, 9/17/2002	50,000,000	49,883,153
1.79%, 10/18/2002	150,000,000	149,418,249

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

COMMERCIAL PAPER - continued
Banks - continued
Discover Card, 1.79%, 9/6/2002	$ 100,000,000	$ 99,821,000
Toronto Dominion Bank, 2.34%, 1/9/2003	5,850,000	5,850,255
Washington Mutual, Inc., 3.76%, 8/19/2002	100,000,000	100,000,000
739,749,215
Diversified Financials - 0.2%
Concord Minutemen Capital Corp., 1.77%, 8/19/2002	59,290,000	59,237,528
Total Commercial Paper		14,406,665,258
CORPORATE BONDS - 35.9%
Asset Backed - 6.0%
Abacas Investor LLC:
2.54%, 2/26/2003	75,000,000	75,000,000
2.55%, 2/28/2003	50,000,000	50,000,000
3.75%, 9/20/2002	50,000,000	50,000,000
3.75%, 10/10/2002	50,000,000	50,000,000
3.91%, 8/6/2002	90,000,000	90,000,000
3.96%, 8/13/2002	35,000,000	35,000,000
American Express Credit Corp.:
1.82%, 8/19/2002	17,550,000	17,548,957
1.82%, 8/26/2002	5,850,000	5,850,000
Asset Backed Capital Finance:
2.38%, 11/22/2002	100,000,000	100,000,000
3.75%, 10/15/2002	75,000,000	75,000,000
Catholic Hlth. Initiatives, 2.20%, VRDN	1,000,000	1,000,000
Countrywide Funding Corp.:
1.81%, 8/2/2002	100,000,000	99,994,972
1.81%, 9/25/2002	50,000,000	49,861,736
1.82%, 9/25/2002	40,000,000	39,888,778
Gemini Securitization Corp., 1.79%, 9/11/2002	122,941,000	122,690,371
Household Finance Corp., 2.29%, 8/7/2002	100,000,000	100,000,000
Liberty Lighthouse US Capital Co.:
1.85%, 8/1/2002	150,000,000	150,000,000
2.46%, 11/20/2002	40,000,000	40,000,000
2.91%, 4/8/2003	1,950,000	1,950,000
4.02%, 8/16/2002	43,000,000	43,000,000
Links Finance LLC, 2.75%, 4/8/2003	50,000,000	50,000,000
Morganite Industrials, Inc., 1.82%, VRDN	20,000,000	20,000,000
Syndicated Loan Funding Trust:
1.94%, 8/19/2002	30,000,000	30,000,000
2.00%, 8/15/2002	75,000,000	75,000,000
Tyco Intl. Group, 6.88%, 9/5/2002	66,804,000	66,990,506
1,438,775,320
Automobiles - 0.5%
BMW US Capital LLC, 4.25%, 6/7/2003	125,000,000	126,452,329
Banks - 5.9%
ABN AMRO Bank:
1.98%, 10/3/2002	235,360,000	235,360,000
2.07%, 8/16/2002	50,000,000	50,000,000
Branch Banking & Trust, 1.77%, 8/5/2002	25,000,000	25,000,000
Caterpillar Financial Services, 1.96%, 10/9/2002	50,000,000	50,000,000
Deutsche Bank, 2.71%, 6/13/2003	225,000,000	225,000,000

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - continued
Banks - continued
Marshall & Ilsley Bank Corp.:
1.88%, 8/20/2002	$ 100,000,000	$ 100,000,000
6.15%, 12/2/2002	300,000,000	303,442,648
Washington Mutual, Inc.:
2.58%, 3/14/2003	285,000,000	285,000,000
3.02%, 4/17/2003	150,000,000	150,000,000
1,423,802,648
Brokers - 9.4%
Bear Stearns Co., Inc.:
2.43%, 12/20/2002	130,000,000	129,996,752
2.61%, 2/28/2003	157,800,000	157,800,000
3.75%, 10/7/2002	75,000,000	75,000,000
3.78%, 9/20/2002	100,000,000	100,000,000
Credit Suisse First Boston Co.:
1.91%, 8/23/2002	100,000,000	100,000,000
2.54%, 4/2/2003	75,000,000	75,000,000
2.57%, 4/2/2003	100,000,000	100,000,000
Deutsche Bank Financial, 1.78%, 9/30/2002	100,000,000	99,703,333
Goldman Sachs Group LP:
1.81%, 4/29/2003	150,000,000	150,000,000
2.11%, 10/15/2002	130,000,000	130,064,998
2.55%, 3/21/2003	200,000,000	200,000,000
2.76%, 4/10/2003	165,000,000	165,000,000
Merrill Lynch & Co., Inc.:
1.81%, 8/9/2002	9,750,000	9,750,000
1.82%, 8/19/2002	125,000,000	124,969,224
1.89%, 8/12/2002	300,000,000	300,000,000
2.56%, 3/28/2003	148,350,000	148,350,000
Morgan Stanley Dean Witter, Inc., 1.90%, 8/15/2002	200,000,000	200,000,000
2,265,634,307
Diversified Financials - 9.6%
Anchor National Life Insurance Co., 1.93%, 10/24/2002	100,000,000	100,000,000
Countrywide Funding Corp.:
2.31%, 11/15/2002	50,000,000	50,002,184
2.33%, 12/16/2002	100,000,000	100,000,000
2.65%, 4/1/2003	150,000,000	150,000,000
2.67%, 2/28/2003	161,700,000	161,728,505
2.79%, 12/30/2002	90,000,000	90,000,000
Federal National Mortgage Assn., 2.04%, 10/15/2002	125,000,000	125,000,000
Household Finance Corp.:
1.89%, 8/26/2002	210,000,000	210,000,000
2.25%, 8/30/2002	95,000,000	95,000,000
2.34%, 8/16/2002	275,000,000	275,000,000
3.00%, 5/30/2003	100,000,000	100,000,000
McDonalds Corp., 4.45%, 3/7/2003	100,000,000	101,081,877
National Rural Utilities Cooperative FRN, 1.81%, 8/2/2002	9,750,000	9,750,000
RACERS FRN:
1.89%, 8/1/2002	150,000,000	150,000,000
1.89%, 8/15/2002	200,000,000	200,000,000

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - continued
Diversified Financials - continued
Sigma Finance, Inc.:
1.81%, 8/15/2002	$ 20,000,000	$ 20,000,000
1.85%, 8/20/2002	100,000,000	100,000,000
2.74%, 4/17/2003	50,000,000	50,000,000
Student Loan Marketing Assn., 2.03%, 10/25/2002	100,000,000	100,000,000
Transamerica Finance Corp., 2.01%, 10/1/2002	135,000,000	135,000,000
2,322,562,566
Diversified Telecommunication Services - 1.5%
BellSouth Corp., 4.11%, 4/26/2003	168,000,000	169,735,089
Verizon Global Funding, 1.82%, 8/19/2002	185,000,000	184,969,285
354,704,374
Industrial Conglomerates - 0.4%
General Electric Capital Corp., 1.87%, 8/9/2002	100,000,000	100,000,000
Insurance - 2.6%
Allstate Funding Corp., 2.01%, 8/15/2002 144A	100,000,000	100,000,000
Jackson National Life Insurance Co.:
1.94%, 10/1/2002	75,000,000	75,000,000
1.95%, 8/22/2002	100,000,000	100,000,000
Transamerica Occidental Life Insurance Co.:
2.04%, 8/1/2002 144A	100,000,000	100,000,000
2.06%, 8/1/2002 144A	140,000,000	140,000,000
Travelers Insurance Co., 1.92%, 10/1/2002	100,000,000	100,000,000
615,000,000
Total Corporate Bonds		8,646,931,544
MUNICIPAL OBLIGATIONS - 0.5%
Housing - 0.3%
Virginia Hsg. Dev. Auth. RB, 1.87%, VRDN	75,390,000	75,390,000
Industrial Development Revenue - 0.0%
Warren Cnty., KY IDA RB, Stupp Brothers Inc., Ser. B-1, (LOC: BankAmerica), 1.95%, VRDN	14,900,000	14,900,000
Miscellaneous Revenue - 0.2%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, Ser. B, (LOC: BankAmerica), 1.87%, VRDN	41,830,000	41,830,000
Total Municipal Obligations		132,120,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
FHLB:
1.68%, 8/13/2002	25,000,000	24,999,724
1.73%, 8/16/2002	25,000,000	25,000,000
3.79%, 8/9/2002	7,500,000	7,500,000
FHLMC:
2.04%, 10/23/2002	199,750,000	199,750,000
2.25%, 11/21/2002	35,175,000	35,175,000
2.30%, 11/27/2002	180,000,000	180,000,000
Total U.S. Government & Agency Obligations		472,424,724

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

REPURCHASE AGREEMENT - 0.2%*
Societe Generale, 1.79%, dated 7/31/2002, maturing 8/1/2002, maturity value $39,680,448, (1)	$ 39,678,475	$ 39,678,475

	Shares	Value

MUTUAL FUND SHARES - 1.3%
Citifunds Institutional Liquid Reserve	159,297,169	159,297,169
Federated Prime Value Obligation Fund	65,358,390	65,358,390
Federated U.S. Treasury Cash Reserve Fund	78,878,045	78,878,045
Total Mutual Fund Shares		303,533,604
Total Investments - (cost $24,001,353,605) - 99.8%		24,001,353,605
Other Assets and Liabilities - 0.2%		52,009,817
Net Assets - 100.0%		$24,053,363,422

See Combined Notes to Schedules of Investments.

EVERGREEN
Municipal Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.2%
Airport - 2.4%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, 1.72%, VRDN	$ 30,530,000	$ 30,530,000
Chicago, IL O’Hare Intl. Arpt. RB, Northwest Airlines, Inc.:
Ser. A, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 1.65%, VRDN	2,500,000	2,500,000
Ser. B, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 1.65%, VRDN	6,700,000	6,700,000
Clayton Cnty., GA Dev. Auth. RB, Delta Air Lines, (SPA: Commerzbank AG), 1.35%, VRDN	5,041,000	5,041,000
Denver, CO City & Cnty. Spl. Arpt. Facs. RB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.72%, VRDN	10,110,000	10,110,000
Kenton Cnty., KY Arpt. Board RB:
Ser. F-2, (LOC: Bank of America & Insd. by MBIA), 1.61%, VRDN	2,910,000	2,910,000
Spl. Facs. RB, Ser. B, (SPA: Commerzbank AG), 1.35%, VRDN	5,041,000	5,041,000
Metro. Nashville, TN Arpt. Auth. RB, Nashville Intl. Arpt. Impt., (Insd. by FGIC), 1.35%, 8/7/2002	3,831,000	3,831,000
66,663,000
Capital Improvements - 1.0%
Harmony, FL CDD RB, 1.66%, VRDN	7,200,000	7,200,000
Metro. Pier & Exposition Auth., PFOTER, 1.64%, 8/1/2002	10,815,000	10,815,000
Texas Pub. Fin. Auth. Bldg. RB, Gen. Svcs. Commission Proj.:
(Liq.: Citibank & Insd. by AMBAC), 1.69%, VRDN	11,130,000	11,130,000
29,145,000
Community Development District - 2.5%
Chattanooga, TN IDRB, Radisson Read House Proj., Ser. 1995, (LOC: Heller Financial, Inc.), 1.64%, VRDN	3,200,000	3,200,000
Colorado Hsg. & Fin. Auth. IDRB, Worldwest LLP Proj., (LOC: Firstar Bank), 1.75%, VRDN	2,500,000	2,500,000
Metro Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, (LOC: AmSouth Bank), 1.64%, VRDN	4,840,000	4,840,000
Rapid City, SD EDRB, Civic Ctr. Assoc. Proj., (LOC: Citibank), 1.74%, VRDN	4,635,000	4,635,000
San Diego, CA Pub. Facs. Fin. Auth., PFOTER:
Class A, 1.64%, VRDN 144A	23,670,000	23,670,000
Class C, 2.05%, 6/15/2003 144A	30,000,000	30,000,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., (LOC: LaSalle Bank), 1.875%, VRDN	1,850,000	1,850,000
70,695,000
Education - 5.0%
Alief, TX Independent Sch. Dist. RB, 6.00%, 2/15/2003	1,490,000	1,519,994
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.59%, VRDN	3,495,000	3,495,000
Berkeley Cnty., SC Sch. Dist. RB, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FSA), 1.52%, VRDN	8,795,000	8,795,000
Blaine Cnty., ID Sch. Dist. Number 61, RAN, 2.20%, 6/30/2003	2,500,000	2,500,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, (Gtd. by Columbus B&T Co.), 1.64%, VRDN	2,050,000	2,050,000
Clark Cnty., NV Sch. Dist. Bldg. RB, Muni. Trust Cert., (Insd. by FSA), 1.61%, VRDN	11,812,000	11,812,000
Clark Cnty., NV Sch. Dist. Cert., Ser. D, 1.565%, VRDN	5,910,000	5,910,000
De Soto, TX RB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.69%, VRDN	10,985,000	10,985,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, Saint Andrews Sewanee Sch. Proj., 1.59%, VRDN	2,815,000	2,815,000
Hillsborough Cnty., FL Sch. Board COP, Master Lease Program, (Liq.: Citibank & Insd. by MBIA), 1.69%, VRDN	5,000,000	5,000,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Education - continued
Houston, TX Independent Sch. Dist. RB, Class A, 1.61%, VRDN	$ 7,100,000	$ 7,100,000
Illinois Dev. Fin. Auth. RB:
Aurora Central Catholic, (LOC: Nothern Trust), 1.40%, VRDN	373,000	373,000
Chicago Edl. Television, (LOC: LaSalle Bank), 1.35%, VRDN	2,319,000	2,319,000
Commonwealth Ed., (SPA: ABN Amro Bank), 1.30%, VRDN	5,494,000	5,494,000
Ignatius College Preparation, (LOC: Nothern Trust), 1.40%, VRDN	1,915,000	1,915,000
Lake Forest Academy Proj., (LOC: Nothern Trust), 1.40%, VRDN	504,000	504,000
Louisiana Pub. Facs. Auth. RB, Sch. Board Advance Funding Prog.:
(Gtd. by American International Corp.), 3.25%, 8/29/2002	2,580,000	2,580,867
(Gtd. by American International Corp.), 3.26%, 8/29/2002	445,000	445,577
Maryville, TN Board of Ed. IDRB, Maryville College Proj., Ser. A, (LOC: AmSouth Bank), 1.74%, VRDN	4,200,000	4,200,000
Mount Vernon, NY City Sch. Dist. BAN, 3.00%, 9/10/2002	5,000,000	5,002,693
Northside, TX Independent Sch. Dist. RB, (LOC: Dexia Credit), 3.00%, 8/1/2002	6,049,000	6,052,789
Oklahoma City, OK IDA RB, Oklahoma Christian College, (LOC: Bank of America), 1.75%, VRDN	7,700,000	7,700,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, (Insd. by MBIA) , 1.59%, VRDN	1,000,000	1,000,000
Pennsylvania Higher Ed. Assistance Agcy. Student Loan RRB, Ser. A, (LOC: Lloyds Bank & Insd. by FSA), 2.35%, 7/1/2003	10,000,000	10,006,492
Philadelphia, PA Sch. Dist. RB, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 1.59%, VRDN	2,400,000	2,400,000
South Berwick, ME Edl. RB, Berwick Academy Issue, 1.60%, VRDN	6,000,000	6,000,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 1.55%, VRDN	7,025,000	7,025,000
Univ. of Alabama RB, Ser. B, 1.35%, VRDN	5,645,000	5,645,000
Van Wert, OH City Sch. Dist., BAN, 2.50%, 10/10/2002	6,000,000	6,006,244
Youngstown, OH Sch. Dist., BAN, 2.75%, 4/10/2003	4,000,000	4,009,417
140,661,073
General Obligation - Local - 0.8%
Camden, NJ BAN GO, 2.00%, 12/2/2002	6,313,000	6,326,645
Jackson Cnty., MS GO, 1.30%, 2/3/2003	1,179,000	1,179,000
Mecklenburg Cnty., NC GO:
Ser. E, (LOC: Bank of America), 1.35%, VRDN	4,134,000	4,134,000
COP, (LOC: Bank of America), 1.45%, VRDN	9,200,000	9,200,000
Washington GO, Motor Vehicle Tax, (LOC: Bank of New York & Insd. by FSA), 1.59%, VRDN	2,760,000	2,760,000
23,599,645
General Obligation - State - 0.7%
Louisiana GO, (Insd. by FGIC), 6.00%, 8/1/2002	3,066,000	3,066,000
Massachusetts GO RRB, (LOC: Toronto Dominion), 1.40%, VRDN	504,000	504,000
Oregon GO, Veteran’s Welfare, (SPA: Westdeutsche Landes Bank), 1.30%, VRDN	2,520,000	2,520,000
Texas GO, RAN, 3.75%, 8/29/2002	6,049,000	6,055,567
Wisconsin GO, MTC, Ser. 33, 1.61%, VRDN	7,203,000	7,203,000
19,348,567
Hospital - 17.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, South Hills Hlth., (LOC: PNC Bank), 2.45%, 4/1/2003	6,165,000	6,165,000
Amarillo, TX Hlth. Facs. Corp. RB, 1.55%, VRDN	8,600,000	8,600,000
Birmingham, AL Baptist Med. Ctr. RB, 1.66%, VRDN	1,500,000	1,500,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Eye Foundation Hosp., Ser. A, (Gtd. by Columbus B&T Co.), 1.69%, VRDN	17,835,000	17,835,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Hospital - continued
Birmingham, AL Spl. Care Facs. RB, Methodist Home for the Aging, (LOC: Colonial Bank), 2.94%, VRDN	$ 6,000,000	$ 6,000,000
Canby, MN Community Hosp. Dist. RB, 1.75%, VRDN	3,600,000	3,600,000
Centerville, OH Hlth. Care RB, Bethany Lutheran Vlg. Proj., (LOC: PNC Bank), 1.40%, VRDN	450,000	450,000
Clackamas Cnty., OR Hlth. Fac. Auth. RB, Ser. 689, 1.59%, VRDN	5,750,000	5,750,000
Clarksville, TN Pub. Bldg. Auth. RB, Pooled TN Muni. Bond Fund, (LOC: Bank of America), 1.45%, VRDN	6,949,000	6,949,000
DCH Hlth. Care Auth., AL Hlth. Care Facs. RB, (LOC: Regions Bank), 1.47%, VRDN	10,081,000	10,081,000
De Kalb Private Hosp. Auth., GA RB, Egleston Children’s Hosp., (LOC: SunTrust Bank), 1.30%, VRDN	2,242,000	2,241,999
Denver, CO City & Cnty. RB, The Children’s Hosp. Assn. Proj., (Liq.: Sakura Bank, Ltd. & Insd. by FGIC), 2.50%, VRDN	4,600,000	4,600,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr., (LOC: SunTrust Bank), 1.45%, VRDN	1,307,000	1,307,000
Geneva City, AL Hlth. Care RB, 1.59%, VRDN	2,667,000	2,667,000
Hamilton Cnty., OH Hosp. Facs. RB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.66%, VRDN	31,000,000	31,000,000
Illinois Dev. Fin. Auth. RB, Provena Hlth. Proj., Ser. 1998-C, (LOC: Bank One Corp. & Insd. by MBIA), 1.60%, VRDN	5,000,000	5,000,000
Indiana Hlth. Fac. Fin. Auth. RB:
1.80%, 3/4/2003	35,000,000	35,000,000
1.83%, 7/3/2003	30,000,000	30,000,000
Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, Infirmary Hlth. Sys. Inc., Ser. A, 1.47%, VRDN	3,882,000	3,882,000
Kentucky EDA Hosp. RB, St. Luke’s PFOTER, (Liq.: Merrill Lynch & Co.), 1.66%, VRDN	13,520,000	13,520,000
Lebanon Cnty., PA Hlth. Facs. RB, United Church of Christ Proj., 1.65%, VRDN	3,130,000	3,130,000
Lima, OH Hosp. RB, 1.55%, VRDN	1,910,000	1,910,000
Lorain Cnty., OH Hosp. RB, Ser. 1997-A, 1.60%, VRDN	8,800,000	8,800,000
Louisiana Pub. Fac. Auth. RB, Cenikor Foundation Proj., (LOC: Union Planters Bank), 2.04%, VRDN	3,400,000	3,400,000
Lowndes Cnty., GA Residential Care Facs. RB, So. GA Hlth. Alliance Proj., (LOC: Bank of America), 1.45%, VRDN	1,411,000	1,411,000
Massachusetts Hlth. & Edl. Facs. RB:
Capital Asset Program, Ser. M-2, 1.41%, VRDN	6,000,000	6,000,000
PFOTER, 1.52%, VRDN	8,625,000	8,625,000
Michigan Hosp. Fin. Auth. RB, Mclaren Hlth. Group, Ser. A, 4.75%, 10/15/2002	3,415,000	3,429,762
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 1.64%, VRDN	1,440,000	1,440,000
Montgomery Cnty., MD Hsg. Opportunity Commission MHRB, PFOTER, (Liq: Merrill Lynch & Co.), 1.71%, VRDN 144A,	13,995,000	13,995,000
Montgomery Cnty., OH Hlth. Care RB, Multi-Mode Windows Home Proj., 1.55%, VRDN	4,060,000	4,060,000
Morgan Keegan Muni. Products, Inc. Trust Receipts RB, Ser. B, 1.69%, VRDN	18,730,000	18,730,000
Municipal Securities Trust Certificates RB:
Ser. 1999-69B Class A, 1.56%, VRDN	31,500,000	31,500,000
Ser. 1999-69C Class A, 1.56%, VRDN 144A	34,850,000	34,850,000
New Hampshire Hlth. & Ed. RB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.66%, VRDN	7,495,000	7,495,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 171, 1.64%, VRDN	6,175,000	6,175,000
Palm Beach Cnty., FL RB, Jewish Community Campus, (LOC: Northern Trust and Insd. by AMBAC), 1.35%, VRDN	5,545,000	5,545,000
PFOTER, Registered Floats Class F PPT 1001, Ser. 321, 1.70%, VRDN	18,785,000	18,785,000
Punta Gorda, FL Hlth. Facs. Auth. RB, 1.64%, VRDN	7,000,000	7,000,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Hospital - continued
Rhode Island Hlth. & Ed. Bldg. Corp. RB, Lifespan Corp., MSTR, Ser. 1999-69A, Class A, (Liq.: Bear Stearns & Co., Inc. & Coll. by U.S. Treasuries), 1.56%, VRDN 144A	$ 31,500,000	$ 31,500,000
Russell, KY RB, 1.66%, VRDN	5,995,000	5,995,000
Sheldon, IA RB, Sioux Valley Hosp. Proj., 1.75%, VRDN	2,925,000	2,925,000
South Carolina Jobs EDA RB:
1.66%, VRDN	31,795,000	31,795,000
Compact Air Products LLC, 1.70%, VRDN	3,000,000	3,000,000
South Dakota Hlth. & Ed. Facs. RB, Sioux Valley Hosp. Proj., (Gtd. by Sioux Valley Hosp. Proj.), 1.75%, VRDN	4,815,000	4,815,000
South Dakota Hlth. Ed. Facs. RB, Soiux Valley Hosp., Ser. B, 1.75%, VRDN	5,975,000	5,975,000
Southeast Valusia, FL. Hosp. RB, 1.45%, VRDN	2,067,000	2,067,000
Steuben Cnty., NY Indl. Dev. Agcy. RB:
Corning Hosp.Facs. Proj., 2.25%, VRDN	1,700,000	1,700,000
Guthrie Corning Dev. Facs. Proj., 2.25%, VRDN	2,800,000	2,800,000
Wisconsin Hlth. & Edl. Facs. RB:
1.34%, VRDN	2,520,000	2,520,000
1.45%, VRDN	25,600,000	25,600,000
503,120,761
Housing - 23.7%
ABN Amro Munitops Cert. Trust, Multi-state, 1.59%, VRDN	8,625,000	8,625,000
Alachua Cnty., FL HFA MHRB, Hsg. Univ. Cove Apts. Proj., 1.45%, VRDN	2,000,000	2,000,000
Alexandria, VA Redev. & Hsg. Auth. MHRB, 1.66%, VRDN	5,600,000	5,600,000
Arapahoe Cnty., CO MHRB, Hunter’s Run, (Insd. by FHLMC), 1.45%, VRDN	7,561,000	7,561,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., (LOC: Heller Financial, Inc.), 2.65%, VRDN	2,820,000	2,820,000
Atlanta, GA Urban Residential RB, 1.74%, VRDN	5,813,000	5,813,000
Bexar Cnty., TX Hsg. Fin.Corp. MHRB, Utsqa Apts. Proj., 1.64%, VRDN	7,400,000	7,400,000
California Statewide CDA RB, Aqua Vista Apts. Proj., Ser. 2000-V, (LOC: Bank of the West), 1.65%, VRDN	6,500,000	6,500,000
Chattanooga, TN Hlth. Edl. & Hsg. Facs. RB, Alexian Court Proj., 1.80%, VRDN	2,000,000	2,000,000
Chesapeake, VA Redev. & Hsg. Auth. RB, Tidewater Hsg. LP Proj., 2.10%, VRDN	3,131,000	3,131,000
Class B RB Cert. Ser. Trusts, 2.13%, VRDN	16,300,000	16,300,000
Clipper Tax Exempt Trust, Ser. A, 1.79%, VRDN	15,185,000	15,185,000
Clipper Tax Exempt Trust COP:
Ser. 1999-2, 1.74%, VRDN	49,207,884	49,207,884
Ser. 2002-9, (LOC: State Street Bank & Insd. by FSA), 1.74%, VRDN	30,000,000	30,000,000
1.79%, VRDN	56,604,781	56,604,781
Clipper, FL Tax Exempt Trust COP, Ser. 2001-1, 1.69%, VRDN	75,000	75,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., (Gtd. by Columbus B&T Co.), 1.54%, VRDN	10,000,000	10,000,000
Contra Costa Cnty., CA MHRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.66%, VRDN	19,895,000	19,895,000
Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. A, 1.64%, VRDN	3,485,000	3,485,000
Dist. of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, (LOC: Landesbank
Hessen-Thüringen Girozentrale), 1.70%, VRDN	7,200,000	7,200,000
Dist. of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar Bank), 1.65%, VRDN	3,175,000	3,175,000
Elkhart Cnty., IN EDRB, 1.60%, VRDN	2,600,000	2,600,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, (LOC: Bank of America & Insd. by GNMA), 2.20%, 4/3/2003	3,700,000	3,700,000
Florida Hsg. Fin. Agcy. MFHRB, PFOTER, (Gtd. by Freddie Mac), 1.35%, VRDN	121,000	121,000
Fort Collins, CO MHRB, Hsg. Bullrun Townhome Proj., 2.10%, VRDN	8,300,000	8,300,000
Fulton Cnty., GA MHRB, 1.71%, VRDN	10,660,000	10,660,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Housing - continued
Greystone Tax Exempt COP, Certificate Beneficial Ownership, 1.69%, VRDN	$ 6,745,000	$ 6,745,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., (Liq.: American Intl. Group, Inc.), 1.73%, VRDN	11,470,000	11,470,000
Pleasant Run Apt. Proj., (Liq.: American Intl. Group, Inc.), 1.73%, VRDN	4,515,000	4,515,000
Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Indl. Bank of Japan, Ltd.), 3.61%, VRDN	27,000,000	27,000,000
Ser. B, (LOC: Indl. Bank of Japan, Ltd.), 3.61%, VRDN	10,600,000	10,600,000
Illinois Dev. Fin. Auth. RB:
Rest Haven, (LOC: FHLB of Chicago), 1.40%, VRDN	5,697,000	5,697,000
Spl. Facs. Sittle City Foundation, (LOC: LaSalle Bank), 1.40%, VRDN	527,000	527,000
St. Pauls House Proj., 1.40%, VRDN	711,000	711,000
Indianapolis, IN MHRB, 1.71%, VRDN	3,615,000	3,615,000
Jefferson Cnty., AL MHRB, Hickory Knolls Proj., 1.59%, VRDN	3,130,000	3,130,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., (LOC: SunAmerica Bank), 2.10%, VRDN	8,574,000	8,574,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., (LOC: U.S. Bank), 1.70%, VRDN	8,075,000	8,075,000
Louisiana Pub. Facs. Auth. MFHRB, Huntington Park Apts., (Insd. by FNMA), 1.54%, VRDN	4,050,000	4,050,000
Macon, GA Trust Pooled Cert. RB:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.74%, VRDN	32,300,000	32,300,000
Ser. 1998-AA, (Insd. by AMBAC), 1.69%, VRDN	27,711,000	27,711,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RB, (LOC: SunTrust Bank), 1.45%, VRDN	388,000	388,000
Massachusetts Hlth. & Ed. Facs. RB:
Boston Univ., (LOC: Fleet National Bank & Gtd. by XL Capital Assurance), 1.41%, VRDN	11,000,000	11,000,000
Partner’s Healthcare Sys., (Insd. by FSA), 1.25%, VRDN	50,000	50,000
Massachusetts IFA RB, 1.75%, VRDN	1,700,000	1,700,000
Merrill Lynch, Inc., PFOTER:
(Liq.: Merrill Lynch & Co. & Insd. by GNMA), 1.74%, VRDN	6,860,000	6,860,000
PPT-7, (Insd. by AMBAC), 1.79%, VRDN, 144A	11,050,000	11,050,000
PPT-8, (Liq.: Credit Suisse First Boston Corp.), 1.79%, VRDN	2,910,000	2,910,000
PPT-9, (LOC: Bayerische Landesbanken), 1.79%, VRDN	7,405,000	7,405,000
PPT-11, (Liq.: Bay Hypotheken-und Vereins), 1.71%, VRDN	12,300,000	12,300,000
Metro Govt. Nashville & Davidson Cnty., TN MFHRB, Amberwood, (SPA: Commerzbank AG), 1.74%, VRDN	2,191,000	2,191,000
Metro. Govt. Nashville & Davidson, TN Hsg. Facs., MHRB Meadow Creek, 1.82%, VRDN	5,000,000	5,000,000
Missouri MHRB, PFOTER, Oak Creek/Nob Hill, (Liq.: Merrill Lynch & Co.), 1.71%, VRDN	8,955,000	8,955,000
Morgan Keegan Muni. Products, Inc. Trust Receipts RB:
Ser. 2002-A, (LOC: Dexia Credit & Gtd. by American Intl. Corp.), 1.69%, VRDN	31,205,000	31,205,000
Ser. 2002-C, (LOC: Dexia Credit & Gtd. by US Treasury), 1.69%, VRDN	34,621,000	34,621,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Assoc. Proj., (LOC: Northern Trust), 1.35%, VRDN	2,900,000	2,900,000
North Carolina Hsg. Fin. Agcy. RB, Muni. Trust Receipt, (LOC: JP Morgan Chase Bank), 1.45%, VRDN	5,515,000	5,515,000
Ogden City, UT Hsg. Auth. RB, 1.55%, VRDN	1,920,000	1,920,000
Ohio HFA MHRB, Pine Crossing Proj., Ser. A, (LOC: Sumitomo Bank, Ltd.), 4.80%, VRDN	3,605,000	3,605,000
Oklahoma Hsg. Dev. Auth. MHRB, Ser. A, 1.65%, VRDN	3,000,000	3,000,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Housing - continued
Orland Hills, IL Multi Family Mtge. RB, 8th Ave. Proj., (LOC: LaSalle Bank), 1.40%, VRDN	$ 504,000	$ 504,000
Palm Beach Cnty., FL MHRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.66%, VRDN	6,000,000	6,000,000
PFOTER, Class A, 1.70%, 1/23/2003	5,000,000	5,000,000
Pooled PFOTER:
(Liq.: Merrill Lynch & Co.), 1.66%, 8/15/2002	6,500,000	6,500,000
(Liq.: Merrill Lynch & Co.), 1.71%, 8/28/2002	10,000,000	10,000,000
Savannah, GA EDA MHRB, Snap I & II Apts. Proj., 1.65%, VRDN	3,200,000	3,200,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America), 1.60%, VRDN	5,000,000	5,000,000
South Bend, IN MHRB, Maple Lane Assoc. Proj., Ser. 1987, (LOC: FHLB of Indianapolis), 1.65%, VRDN	1,885,000	1,885,000
Texas Dept. of Hsg. & Community Dev. MHRB, 1.66%, VRDN	8,270,000	8,270,000
West Oaks, AL Apts. Corp. RB, 1.74%, VRDN	2,100,000	2,100,000
West Virginia, Hsg. Dev. Fund, Interim Financing Notes, Ser. 2002-E, 1.70%, 9/16/2002	15,000,000	15,000,000
Wichita, KS MHRB, 1.66%, VRDN	4,223,000	4,223,000
Wyoming CDA MHRB, 1.78%, VRDN	7,100,000	7,100,000
670,035,665
Industrial Development Revenue - 4.9%
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., (LOC: PNC Bank), 1.55%, VRDN	2,168,000	2,168,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 1.64%, VRDN	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., 1.90%, VRDN	1,250,000	1,250,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., 1.75%, VRDN	1,620,000	1,620,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., (LOC: AmSouth Bank), 1.65%, VRDN	2,700,000	2,700,000
California Economic Dev. Fin. Auth. RB, Indl. Dev. Killion Inds. Proj., 2.85%, VRDN	3,060,000	3,060,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 1.65%, VRDN	3,000,000	3,000,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj.:
(LOC: PNC Bank), 1.75%, VRDN	2,625,000	2,625,000
(LOC: PNC Bank), 1.80%, VRDN	2,300,000	2,300,000
Dallas, TX Indl. Dev. Corp. RB, 1.90%, VRDN	4,150,000	4,150,000
De Kalb Cnty., GA IDRB, Variable Vimco Proj., 1.69%, VRDN	1,850,000	1,850,000
Decatur, AL IDB Solid Wst. RB, Trico Steel Co., LLC Proj., (LOC: Chase Manhattan Bank), 1.90%, VRDN	25,000,000	25,000,000
Devils Lake, ND Muni. IDRB, (LOC: U.S. Bank), 1.95%, VRDN	7,000,000	7,000,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 1.80%, VRDN	2,785,000	2,785,000
Franklin Cnty., IN EDRB, Adjusted J&J Proj., 1.70%, VRDN	1,860,000	1,860,000
Franklin Park, IL IDRB, Castle & Co. Proj., 2.94%, VRDN	649,070	649,070
Gadsen, AL IDRB, Hickory Hills, (LOC: SouthTrust Bank), 1.74%, VRDN	1,935,000	1,935,000
Guilford Cnty., NC Indl. Facs. RB, Indl. Dev. Bonset America, Ser. A, 3.80%, VRDN	8,500,000	8,500,000
Gwinnett Cnty., GA IDRB, Variable Price Co., Inc. Proj., 1.65%, VRDN	1,800,000	1,800,000
Huntsville, AL IDRB, Brown Precision, Inc. Proj., (LOC: First Comml. Bank), 1.74%, VRDN	3,200,000	3,200,000
Illinois Dev. Fin. Auth. IDRB, Anatol Enterprises LLC Proj., (LOC: LaSalle Bank), 1.71%, VRDN	3,100,000	3,100,000
Jackson, TN IDRB, General Cable Corp., (LOC: Chase Manhattan Bank), 1.80%, VRDN	9,000,000	9,000,000
Johnston Cnty., NC Indl. Facs. PCRB, Waltholm Group IV Proj., (LOC: SouthTrust Bank), 1.69%, VRDN	2,525,000	2,525,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.75%, VRDN	5,865,000	5,865,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Industrial Development Revenue -continued
Martin Cnty., NC Indl. Fac. Pollution Fin. Auth. RB, Weyerhauser Co., (Gtd. by Weyerhauser), 2.35%, VRDN	$ 7,000,000	$ 7,000,000
Polk Cnty., FL IDA IDRB, (LOC: Toronto Dominion), 1.50%, VRDN	252,000	252,000
Port Auth, TX Navigation Dist. RB, Fina Oil & Chemical Proj., Ser. B, (Gtd. by Total Fina Elf), 1.75%, VRDN	7,200,000	7,200,000
Port of Longview, WA IDRB, Weyerhaeuser Co. Proj., 2.35%, VRDN	4,420,000	4,420,000
Riviera Beach, FL IDRB, K Rain Manufacturing Proj., (LOC: Bank of America), 1.60%, VRDN	1,388,000	1,388,000
Simpson Cnty., KY IDRB, Weyehaeuser Co. Proj., (Gtd. by Weyehaeuser Co.), 2.45%, VRDN	2,000,000	2,000,000
Union Cnty., AR Indl. Board PCRB, 2.87%, VRDN	9,000,000	9,000,000
138,452,070
Lease - 5.2%
ABN Amro Leasetops COP, (LOC: ABN Amro Bank, NV), 1.66%, VRDN, 144A	7,076,027	7,076,027
Chicago, IL GO, ABN Amro Munitops Master Trust, Ser. 1997-1, (LOC: LaSalle Bank), 1.66%, VRDN, 144A	18,178,369	18,178,369
Greystone, DE Muni. Lease COP, Ser. A, 1.61%, VRDN	1,460,000	1,460,000
IBM Tax Exempt Grantor Trust RB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.69%, VRDN	12,526,130	12,526,130
Koch Fin. Corp. RB, PFOTER, Ser. 1, (LOC: State Street Bank & Insd. by AMBAC), 1.74%, VRDN	68,399,510	68,399,510
MBIA Capital Corp. Grantor Trust Lease RB, PFOTER, (LOC: Landesbank
Hessen-Thüringen Girozentrale), 1.64%, VRDN	14,090,000	14,090,000
Pitney Bowes Credit Corp. Leasetops RB, Ser. 2002-1, (Insd. by AMBAC & Gtd. by Pitney Bowes Credit Corp.), 2.15%, 7/9/2003	8,883,300	8,883,300
Pitney Bowes Credit Corp. RB, Ser. 1998-2, 2.50%, 10/9/2002 144A	8,240,043	8,240,043
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank), 1.84%, VRDN	8,000,000	8,000,000
146,853,379
Manufacturing - 15.9%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus Bank & Trust Co.), 1.90%, VRDN	2,935,000	2,935,000
Albuquerque, NM IDA RB, Gen. Technology Corp. Proj., 1.60%, VRDN	3,735,000	3,735,000
Anderson, IN, Ltd. Obl. RB, 1.75%, VRDN	400,000	400,000
Belleville, IL IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 2.45%, VRDN	1,800,000	1,800,000
Bexar Cnty., TX Indl. Dev. Corp. RB, Coilplus-Texas, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.50%, VRDN	2,000,000	2,000,000
Birmingham, AL IDB RB, Diamond Displays Inc., Proj., (LOC: Regions Bank), 1.70%, VRDN	2,255,000	2,255,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. B, (LOC: Bank of America), 1.75%, VRDN	1,100,000	1,100,000
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank), 1.84%, VRDN	1,400,000	1,400,000
Buncombe Cnty., NC Indl. Facs. & Pollution Auth. RB, Rich Mount, Inc. Proj., 3.80%, VRDN	3,500,000	3,500,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle Bank), 1.61%, VRDN	1,875,000	1,875,000
Clark Cnty., NV IDRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.71%, VRDN	7,495,000	7,495,000
Cocke Cnty., TN IDA RB, GLI, Inc. Proj., (Gtd. by GLI, Inc.), 3.07%, VRDN	3,310,000	3,310,000
Colorado Hsg. & Fin. Auth. EDRB, Super Vacuum Manufacturing Co. Proj. A, Ser. A, 1.85%, VRDN	1,925,000	1,925,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Manufacturing - continued
Delaware EDA RB, Arlon, Inc. Proj., Ser. 1989, (LOC: Bank of America), 1.64%, VRDN	$ 3,000,000	$ 3,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., (LOC: U.S. Bank), 1.75%, VRDN	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus Bank & Trust Co.), 1.80%, VRDN	9,215,000	9,215,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank), 1.75%, VRDN	3,075,000	3,075,000
Eutaw, AL IDB RB, South Fresh Aquaculture Proj., (LOC: AmSouth Bank), 1.79%, VRDN	7,320,000	7,320,000
Fayette Cnty., GA IDRB, Shinsei Corp. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.40%, VRDN	7,000,000	7,000,000
Fenton, MO IDA RB, Clayton Corp. Proj., (LOC: Commerce Bank), 1.74%, VRDN	1,050,000	1,050,000
Florence, AL IDRB, Die Tech Inc., Proj., (LOC: SouthTrust Bank), 1.79%, VRDN	1,115,000	1,115,000
Greenwood, IN EDA RB, Hutchinson-Hayes Separators Proj., (LOC: Citibank), 1.75%, VRDN	1,420,000	1,420,000
Guntersville, AL IDRB, KSG Realty, Inc., Proj., (LOC: Natl. Bank of Canada), 1.79%, VRDN	600,000	600,000
Gwinnett, Cnty., GA IDRB, Variable Color Image, Inc. Proj., (LOC: SouthTrust Bank), 1.69%, VRDN	3,780,000	3,780,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank), 1.79%, VRDN	1,660,000	1,660,000
Haleyville, AL IDRB:
Charming Castle LLC Proj., 1.69%, VRDN	1,500,000	1,500,000
Door Components, LLC Proj., 1.74%, VRDN	2,250,000	2,250,000
Winston Propties, Inc. Proj., 1.69%, VRDN	3,250,000	3,250,000
Hamilton, AL IDRB, Indl. Dev. Quality Hsg. Proj., 1.84%, VRDN	1,170,000	1,170,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America), 1.75%, VRDN	2,825,000	2,825,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank), 1.69%, VRDN	5,000,000	5,000,000
Henrico Cnty., VA IDA RB, San-J Intl. Proj., (LOC: Firstar Bank), 1.40%, VRDN	1,000,000	1,000,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Comml. Bank), 1.80%, VRDN	1,282,000	1,282,000
Houston Cnty., GA IDRB, Diversified Machining Svcs. Co., (LOC: Columbus Bank & Trust Co.), 1.80%, VRDN	3,580,000	3,580,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank), 1.65%, VRDN	2,060,000	2,060,000
Hull, WI IDRB, 1.74%, VRDN	2,000,000	2,000,000
Huntsville, AL IDRB, Wright-X Technologym, Inc. Proj., (LOC: Natl. City Bank), 1.70%, VRDN	1,740,000	1,740,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor, (LOC: Bank of Tokyo), 3.30%, VRDN	5,000,000	5,000,000
Illinois EDRB, MTI Corp. Proj., (LOC: Indl. Bank of Japan, Ltd.), 4.10%, VRDN	3,500,000	3,500,000
Illinois IDRB, Blue Ridge Farms Proj., (LOC: HSBC Hldgs. Plc), 1.60%, VRDN	4,260,000	4,260,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 1.55%, VRDN	1,665,000	1,665,000
Iowa Fin. Auth. IDRB, Inerwest Proj., 1.80%, VRDN	5,000,000	5,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 1.50%, VRDN	2,300,000	2,300,000
Kanawha, Cnty., WV CDA RB, McJunkin Corp. Proj., Ser. 1991, (LOC: Bank of America), 1.95%, VRDN	635,000	635,000
Kansas City, MO IDA RB, Castle & Co. Proj., 2.94%, VRDN	973,000	973,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 1.69%, VRDN	980,000	980,000
Knox Cnty., TN IDRB, 1.45%, VRDN	6,500,000	6,500,000
Koch Floating Rate Trust, PFOTER, 1.74%, VRDN	26,480,000	26,480,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Manufacturing - continued
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank), 1.80%, VRDN	$ 2,100,000	$ 2,100,000
Lincoln Cnty., NC Indl. Facs. RB, Indl. Dev. Kawai Proj., 3.80%, VRDN	1,500,000	1,500,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 1.79%, VRDN	4,000,000	4,000,000
Louisiana Pub. Facs. Auth. RB, Blood Ctr. Proj., 2.04%, VRDN	4,105,000	4,105,000
Lowndes Cnty., GA Dev. Auth. RB, Independent Scholarship Proj., 1.62%, VRDN	7,805,000	7,805,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: Natl. City Bank), 1.70%, VRDN	3,700,000	3,700,000
Maine Fin. Auth. RB, 1.55%, VRDN	2,625,000	2,625,000
Manitowoc Cnty., WI GO, Lake Michigan Private Indiana Proj., 1.60%, VRDN	3,035,000	3,035,000
Manitowoc, WI IDRB, Etrutech Plastics, Inc. Proj., (LOC: Associated Bank), 1.90%, VRDN	3,480,000	3,480,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank), 1.80%, VRDN	2,450,000	2,450,000
Maricopa Cnty., AZ IDA RB:
PFOTER, 1.71%, VRDN	4,690,000	4,690,000
Young Electric Sign Co. Proj., 1.70%, VRDN	3,205,000	3,205,000
MBIA Capital Corp. Grantor Trust Lease, PFOTER, 1.64%, VRDN	1,225,000	1,225,000
Memphis, TN City Fin. Corp. RB, 1.82%, VRDN	17,170,000	17,170,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., (LOC: Sumitomo Bank, Ltd.), 4.00%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.), 1.64%, VRDN	5,740,000	5,740,000
Minnesota Agriculture & EDRB, Como Partnership, Ser. 1996, (LOC: First Bank Natl. Assn.), 1.80%, VRDN	1,995,000	1,995,000
Missouri Dev. Fin. Board RB, Cook Composite Co. Proj., Ser. 1994, (LOC: Societe Generale Bank, SA), 1.84%, VRDN	3,845,000	3,845,000
Mobile Cnty., AL IDRB, Sherman Intl. Corp., Ser. 1994-A, (LOC: Columbus Bank & Trust Co.), 1.90%, VRDN	1,275,000	1,275,000
Morristown, TN IDRB, J.W. Allen & Co. Proj., (LOC: Harris Trust & Savings Bank), 1.65%, VRDN	2,200,000	2,200,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Citizen’s Bank), 1.60%, VRDN	2,800,000	2,800,000
New Lisbon, WI IDRB, Leer LP Proj., 1.80%, VRDN	2,700,000	2,700,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 1.70%, VRDN	3,000,000	3,000,000
Ogden City, UT Enterprise Community IDRB, Oneal Metals, Inc. Proj., 1.60%, VRDN	3,000,000	3,000,000
Ohio IDRB, Castle & Co. Proj., 2.94%, VRDN	590,000	590,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank), 1.74%, VRDN	3,010,000	3,010,000
Onslow Cnty., NC Indl. Facs. PCRB, 1.62%, VRDN	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America), 1.75%, VRDN	2,100,000	2,100,000
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank), 1.65%, VRDN	2,695,000	2,695,000
Ozark, AL Motel Facs. RB, Ozark Motel Proj., 1.62%, VRDN	2,315,000	2,315,000
Peoria, IL IDRB, PMP Fermentation Products, Inc., (LOC: Sanwa Bank, Ltd.), 3.43%, VRDN	1,000,000	1,000,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, (LOC: Bank of California, N.A.), 3.25%, VRDN	4,925,000	4,925,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., 1.80%, VRDN	5,000,000	5,000,000
Plymouth, WI IDRB, 1.90%, VRDN	1,455,000	1,455,000
Polk Cnty., GA IDRB, Kimoto Tech, Inc. Proj., Ser. 1985, (LOC: Indl. Bank of Japan, Ltd.), 3.50%, VRDN	6,000,000	6,000,000
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disposal RB, Weyerhaeuser Co. Proj., Ser. A, 2.45%, VRDN	6,500,000	6,500,000
Portland, ME Obl. RB, Barber Foods Proj., 1.60%, VRDN	2,500,000	2,500,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Manufacturing - continued
Rockwall, TX IDRB, Columbia Extrusion Corp., 1.70%, VRDN	$ 1,700,000	$ 1,700,000
Rosemont, IL IDRB, Castle & Co. Proj., 2.94%, VRDN	187,500	187,500
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 1.74%, VRDN	2,000,000	2,000,000
South Carolina Jobs EDA RB 1.66%, VRDN	35,995,000	35,995,000
Lorraine Linens Proj., (LOC: SouthTrust Bank), 1.69%, VRDN	2,400,000	2,400,000
Matt Stone of SC, Inc. Proj., (LOC: Bank of America), 1.60%, VRDN	5,400,000	5,400,000
Ortec Inc., Proj., Ser. A, 1.60%, VRDN	2,500,000	2,500,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.), 1.64%, VRDN	7,700,000	7,700,000
South Carolina Trans. RB, MTC, Class A, 1.61%, VRDN	5,891,000	5,891,000
South Dakota Economic Dev. Fin. Auth. IDRB, Lomar Dev. Co. Proj., (LOC: U.S. Bank), 1.80%, VRDN	2,700,000	2,700,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank), 1.74%, VRDN	1,795,000	1,795,000
St. Charles Cnty., MO IDRB, 1.74%, VRDN	2,800,000	2,800,000
Suffolk Cnty., NY IDRB, 1.45%, VRDN	4,900,000	4,900,000
Summit Cnty., OH IDRB, J & P Capital Proj., 1.70%, VRDN	2,000,000	2,000,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, (LOC: U.S. Bank), 2.00%, VRDN	1,700,000	1,700,000
Sweetwater Cnty., WY Env. Impt. RB, Sinking Fund Phosphates, Ltd. Co. Proj., 1.75%, VRDN	21,500,000	21,500,000
Taylor Ryan, AL Impt. Dist. RB, Ser. A, 1.55%, VRDN	10,465,000	10,465,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank), 1.75%, VRDN	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDA RB, Synchronous Indl. Svcs. Proj., (LOC: SouthTrust Bank), 1.69%, VRDN	1,400,000	1,400,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (LOC: Sumitomo Bank, Ltd.), 1.40%, VRDN	4,500,000	4,500,000
Union Gap, WA Pub. Corp. IDRB, Weyerhauser Co. Proj., (Gtd. by Weyerhauser Co.), 2.35%, VRDN	1,600,000	1,600,000
Vanderburgh Cnty., IN Indl. EDRB, Pyrotek, Inc. Proj., 1.70%, VRDN	3,000,000	3,000,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 1.75%, VRDN	2,700,000	2,700,000
Washington Economic Dev. Fin. Auth. RB:
Fletcher Proj., Ser. E, 1.80%, VRDN	2,645,000	2,645,000
Smith Bros. Farms, Inc., 1.75%, VRDN	3,300,000	3,300,000
Waterloo, IA IDRB, Oneal Metals, Inc. Proj., 1.60%, VRDN	2,500,000	2,500,000
Webb, AL lDRB, Qualico Steel Proj., 1.69%, VRDN	3,500,000	3,500,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 1.85%, VRDN	800,000	800,000
West Des Moines, IA IDRB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.70%, VRDN	3,280,000	3,280,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, (LOC: Crestar Bank), 1.75%, VRDN	2,390,000	2,390,000
Ser. B, (LOC: Crestar Bank), 1.75%, VRDN	1,690,000	1,690,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 1.80%, VRDN	5,480,000	5,480,000
449,068,500
Miscellaneous Revenue - 2.4%
Adams Cnty., CO Sch. Dist. #12, MTC, Ser. 9008, 1.50%, VRDN 144A	10,010,000	10,010,000
Illinois Dev. Fin. Auth. RB, Saint Pauls House Proj., 1.35%, VRDN	3,276,000	3,276,000
Massachusetts Indl. Fin. Auth., IDRB, Portland Causeway Realty Trust Co., Ser. 1988, (LOC: Citibank), 1.75%, VRDN	700,000	700,000
Merrill Lynch, Inc., PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FHA), 1.74%, VRDN	9,170,000	9,170,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Miscellaneous Revenue - continued
PFOTER:
1.69%, VRDN 144A	$ 18,590,000	$ 18,590,000
1.69%, VRDN	22,280,000	22,280,000
Pitney Bowes Credit Corp. Leasetops Trust, 2.50%, 10/2/2002	1,630,840	1,630,840
Salt Lake City, UT Hosp. RB, MTC, Ser. 1999-69B, 1.56%, VRDN 144A	2,960,000	2,960,000
68,616,840
Port Authority - 1.4%
Green Lake Township, MI RB, Interlochen Ctr., (LOC: LaSalle Bank), 1.35%, VRDN	2,218,000	2,218,000
Massauchsetts Port Auth. RB, (LOC: PNC Bank), 1.40%, 8/2/2002	31,000,000	31,000,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth Bank & Insd. by AMBAC), 1.69%, VRDN	7,500,000	7,500,000
Tuscaloosa, AL Cnty. Port Auth. RB, 1.45%, VRDN	162,000	162,000
40,880,000
Power - 0.3%
Calcasieu Parish, Inc., LA Indl. Dev. Board PCRB, Citgo Petroleum, (SPA: West Deutsche Landes Bank), 1.40%, VRDN	857,000	857,000
Lake Charles, LA Harbor & Terminal Dist. Port RB, Citgo Petroleum, (SPA: West Deutsche Landes Bank), 1.35%, VRDN	1,412,000	1,412,000
Lower Neches Valley Auth., TX RB, Chevron, (Gtd. by Chevron-Texaco Corp.), 1.35%, 8/15/2002	5,343,000	5,343,000
Magnolia, AR IDRB, American Fuel Cell Proj., (SPA: Commerce de France), 1.95%, VRDN	2,355,000	2,355,000
9,967,000
Recreation - 0.2%
Illinois Edl. Facs. Auth. RB, Field Museum of Natural History, 1.35%, VRDN	5,723,000	5,723,000
Resource Recovery - 2.7%
Broward Cnty., FL Resource Recovery RB, Wheelabator:
Ser. A, 5.00%, 12/1/2002	4,130,000	4,166,433
Ser. B, 5.00%, 12/1/2002	5,000,000	5,046,693
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, 1.53%, VRDN	11,500,000	11,500,000
Gulf Coast, TX Wst. Disp. Auth. RB, Bayer Corp. Proj., (Gtd. by Bayer Corp.), 1.70%, VRDN	7,000,000	7,000,000
Peoria, IL Solid Wst. Disp. RB, PMP Fermentation Products, Inc., Ser. 1996, (LOC: Sanwa Bank, Ltd.), 3.43%, VRDN	6,500,000	6,500,000
Portage, IN EDRB, Ser. B, 4.70%, VRDN	1,000,000	1,000,000
Portage, IN PCRB, Ser. A, 4.70%, VRDN	10,000,000	10,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.70%, VRDN	5,000,000	5,000,000
St. Charles Parish, LA PCRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.66%, VRDN	10,220,000	10,220,000
Traill Cnty., ND Solid Wst. Disp. RB, American Crystal Sugar Co. Proj., Ser. A, (LOC: Norwest Bank), 1.80%, VRDN	16,000,000	16,000,000
76,433,126
Special Tax - 2.1%
Brimingham, AL Tax Increment RB, 1.59%, VRDN	6,500,000	6,500,000
Chicago, IL Sales Tax RB, Master Lease Program, (Liq.: Citibank & Insd. by FGIC), 1.69%, VRDN 144A	3,490,000	3,490,000
Lake Central Sch., IN TAN, 2.25%, 12/31/2002	3,000,000	3,002,454
Park Creek Metrop. Dist. Tax RB, Ser. C, 1.60%, VRDN	47,000,000	47,000,000
59,992,454

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Transportation - 4.0%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: State Street Bank & Gtd. by U.S. Treasury), 1.69%, VRDN	$ 17,105,000	$ 17,105,000
Massachusetts Bay Trans. Auth. RB, 1.59%, VRDN	7,905,000	7,905,000
Muni. Securities PFOTER, (SPA: Societe General & Insd. by FGIC), 1.69%, VRDN	67,225,000	67,225,000
Regl. Transport Auth. IL MTC, 1.61%, VRDN	10,725,000	10,725,000
Wisconsin Badger Tobacco RB, PFOTER, Ser. 633, (LOC: Lloyds Bank), 1.67%, VRDN	10,000,000	10,000,000
112,960,000
Utility - 5.3%
Brazos River Auth., TX PCRB, Texas Util. Elec. Co., Ser. 2000-518, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.69%, VRDN 144A	17,000,000	17,000,000
Brazos River, TX PCRB, Texas Utilities, (LOC: JP Morgan Chase Bank), 1.40%, VRDN	13,500,000	13,500,000
California Infrastructure & EDRB, Independent Sys. Operating Corp. Proj., Ser. C, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. MBIA), 1.40%, VRDN	8,400,000	8,400,000
Carlton, WI PCRB, Pwr. & Light Proj., 1.50%, VRDN	4,800,000	4,800,000
Carroll Cnty., KY Collateralized Solid Wst. Disp. Facs. RB, Kentucky Utils. Co., Ser. A, 1.75%, VRDN	8,700,000	8,700,000
Chula Vista, CA IDRB, 1.70%, VRDN	7,300,000	7,300,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Citizen Communication Proj., (Gtd. by Citizen Communication), 2.70%, VRDN	3,000,000	3,000,000
Jefferson Cnty., KY PCRB, Ser. 1997, 1.35%, 8/5/2002	16,000,000	16,000,000
Martin Cnty., FL PCRB, Florida Power & Light Company Proj., 1.60%, VRDN	500,000	500,000
Mohave Cnty., AZ IDRB, Citizens Utilities, (Gtd. by Citizen Communication), 2.70%, VRDN	600,000	600,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj.:
Ser. 1995-A, 1.40%, 8/2/2002	22,250,000	22,250,000
Ser. 1995-B, 1.35%, 8/12/2002	9,900,000	9,900,000
Santa Cruz Cnty., AZ IDRB, 2.70%, 8/5/2002	12,180,000	12,180,000
Sweetwater Cnty., WY PCRB, Ser A, 1.55%, VRDN	24,800,000	24,800,000
148,930,000
Water & Sewer - 0.9%
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank of America), 1.60%, VRDN	4,000,000	4,000,000
Gulf Coast, TX Wst. Disp. Auth. RB, Republic Wst. Svcs. Proj., (LOC: Bank of America), 1.60%, VRDN	3,500,000	3,500,000
Kentucky Rural Wtr. Fin. Corp. RB, 1.63%, VRDN	17,805,000	17,805,000
Niceville, FL Wtr. & Swr. RB, 1.52%, VRDN	1,635,000	1,635,000
26,940,000
Total Municipal Obligations		2,808,085,080
MUTUAL FUND SHARES - 0.6%
Dreyfus Tax Exempt Cash Management Fund	8,000,000	8,000,000
Federated Municipal Obligations Fund	5,000,000	5,000,000
Provident Institutional Municipal Money Market Fund	4,000,000	4,000,000
Total Mutual Fund Shares		17,000,000
Total Investments - (cost $2,825,085,080) - 99.8%		2,825,085,080
Other Assets and Liabilities - 0.2%		4,535,808
Net Assets - 100.0%		$ 2,829,620,888

See Combined Notes to Schedules of Investments.

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.5%
Community Development District - 3.2%
New Jersey EDA RB, East Meadow Corp. Proj.:
Ser. 1986-A, (LOC: Sanwa Bank, Ltd.), 3.80%, VRDN	$ 1,675,000	$ 1,675,000
Ser. 1986-B, (LOC: Sanwa Bank, Ltd.), 3.80%, VRDN	3,870,000	3,870,000
5,545,000
Continuing Care Retirement Community - 10.2%
New Jersey EDA RB:
Assisted Living PFOTER, (Liq: Merrill Lynch & Co.), 1.71%, VRDN	14,190,000	14,190,000
RFC Container, Inc., (LOC: PNC Bank, NA), 1.55%, VRDN	3,280,000	3,280,000
17,470,000
Education - 11.9%
Maryland Hlth. & Higher Ed. Facs. RB, Loyola College, 1.55%, VRDN	2,000,000	2,000,000
Minnesota Higher Edl. Facs. Auth. RB, Univ. of St. Thomas:
Ser. 5-C, (LOC: Allied Irish Bank), 1.45%, VRDN	1,000,000	1,000,000
Ser. 5-L, (LOC: Allied Irish Bank), 1.45%, VRDN	1,845,000	1,845,000
New Jersey EDA RB, The Peddie Sch. Proj., (Liq: PNC Bank), 1.20%, VRDN	1,000,000	1,000,000
New Jersey Edl. Facs. Auth., MTC, 1.35%, VRDN	7,600,000	7,600,000
Rutgers Univ., NJ, Ser. A, 1.35%, VRDN	6,900,000	6,900,000
20,345,000
General Obligation - Local - 7.2%
Atlantic City, NJ GO, BAN, 2.75%, 4/7/2003	3,000,000	3,013,034
East Orange, NJ GO TAN, Ser. A, 4.25%, 8/12/2002	2,500,000	2,500,329
Gloucester Cnty., NJ RRB, 3.00%, VRDN	1,300,000	1,307,324
North Plainfield, NJ GO, BAN, 2.40%, 7/25/2003	2,173,000	2,189,134
Secaucus, NJ Sch. Dist. GO, 2.50%, 1/21/2003	2,317,000	2,327,804
Union, NJ GO, Board of Ed., 2.50%, VRDN	950,000	950,154
12,287,779
General Obligation - State - 17.3%
New Jersey Env. Infrastructure RB, MSTR, (LOC: JP MorganChase), 1.40%, VRDN	9,135,000	9,135,000
New Jersey GO:
MSTR, Ser. 1995-CB1, (LOC: JP MorganChase, NA), 1.40%, VRDN	5,600,000	5,600,000
MTC, 1.44%, VRDN	11,850,000	11,850,000
RAN, Ser. A, 3.00%, 6/12/2003	3,000,000	3,039,288
29,624,288
Hospital - 10.4%
Illinois Dev. Fin. Auth. RB, Provena Hlth. Proj., Ser. 1998-C, 1.60%, VRDN	1,000,000	1,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
PFOTER:
1.40%, VRDN	5,000,000	5,000,000
1.60%, VRDN	7,795,000	7,795,000
St. Mary’s Hosp., Ser. A-4, (LOC: Valley National Bank), 1.30%, VRDN	1,300,000	1,300,000
Wiley Mission Proj., (LOC: Commerce Bank), 1.36%, VRDN	2,770,000	2,770,000
17,865,000

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Housing - 3.8%
Camden Cnty., NJ Impt. Auth. RB, Redevelopment Harvest Vlg. Proj. A, 1.35%, VRDN	$ 1,000,000	$ 1,000,000
Class B RB Anticipation Certificates, Ser. 2001-1, (Liq: American International Group), 1.83%, VRDN	5,600,000	5,600,000
6,600,000
Industrial Development Revenue - 0.1%
Lower Neches Valley Auth. Texas Indl. Dev. Corp. RB, Mobil Oil Refining Corp. Proj., 1.55%, VRDN	200,000	200,000
Manufacturing - 10.7%
Braxton Cnty., WV Solid Wst. Disposal RRB, Weyerhaeuser Co. Proj., Ser. A, 2.50%, VRDN	700,000	700,000
Elk Cnty. PA IDRB, Stackpole Corp. Proj., 2.00%, VRDN	2,750,000	2,750,000
Frankfort, IN EDRB, Gen. Seating America Proj., 4.50%, VRDN	1,700,000	1,700,000
Logan, UT IDRB, Scientific Tech Inc., 1.75%, VRDN	2,100,000	2,100,000
New Jersey EDA RB:
El Dorado Terminals-B, 1.45%, VRDN	700,000	700,000
Hoben Investor’s Proj., (LOC: Valley National Bank, NA), 1.59%, VRDN	1,860,000	1,860,000
Omni Banking Corp. Proj., 1.55%, VRDN	5,400,000	5,400,000
Superior Bakers, Ser. A, (LOC: PNC Bank, NA), 1.55%, VRDN	2,435,000	2,435,000
West Baton Rouge Parish, LA Indl. Dist. RB, Dow Chemical Co. Proj., Ser. B, 1.80%, VRDN	700,000	700,000
18,345,000
Port Authority - 2.2%
New Jersey EDA RB, Bayonne Impt. Proj., Ser. C, (LOC: Bank One), 1.45%, 8/1/2002	3,750,000	3,750,000
Resource Recovery - 2.3%
Phenix City, AL IDRB, Mead Coated Board Proj. A, 1.65%, VRDN	4,000,000	4,000,000
Transportation - 14.6%
New Jersey Trans. Trust Fund Auth. RB, MTC, Ser. 2001-1, (Liq: Commerzbank AG), 1.70%, VRDN	12,745,000	12,745,000
New Jersey Transit Corp. RB, Ser. 16, (Liq: Salomon Smith Barney & Insd. by AMBAC), 1.49%, VRDN	8,250,000	8,250,000
PFOTER, Ser. 2001-SG, 1.69%, VRDN	4,000,000	4,000,000
24,995,000
Utility - 5.1%
Chula Vista, CA Indl. Dev. RB, San Diego Gas & Elec., Ser. B, 1.70%, VRDN	3,000,000	3,000,000
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. A, 1.45%, VRDN	2,900,000	2,900,000
Ser. B, 1.45%, VRDN	2,400,000	2,400,000
Sweetwater Cnty., WY Pacificorp Proj., Ser. 1995, 1.65%, VRDN	400,000	400,000
8,700,000
Water & Sewer - 0.5%
New Jersey EDA Wtr. Facs. RB, United Wtr. Proj. Ser. A, Ser. 1996-A, (Liq: Bank of NY & Insd. by AMBAC), 1.45%, VRDN	900,000	900,000
Total Investments - (cost $170,627,067) - 99.5%		170,627,067
Other Assets and Liabilities - 0.5%		791,651
Net Assets - 100.0%		$ 171,418,718

See Combined Notes to Schedules of Investments.

EVERGREEN
New York Municipal Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 98.5%
Capital Improvements - 11.5%
New York, NY Transitional Fin. Auth. RB:
1.47%, VRDN	$ 5,100,000	$ 5,100,000
(Liq.: Morgan Stanley Dean Witter, & Insd. by FGIC), 1.57%, VRDN	5,167,500	5,167,500
1.70%, 3/6/2003	3,000,000	3,000,000
13,267,500
Community Development District - 1.9%
Seneca Cnty., NY IDA RB, Kids Peace Natl. Ctr. Proj., 1.55%, VRDN	2,200,000	2,200,000
Education - 6.6%
Corning, NY RB, 3.25%, 8/23/2002	1,100,000	1,101,111
Mount Vernon, NY City Sch. Dist RB, 3.00%, 9/10/2002	1,000,000	1,000,538
New York Dorm. Auth. RB:
City Univ. Proj., (SPA: Commerzbank AG & Insd. by FGIC), 1.54%, VRDN	1,000,000	1,000,000
Putters 107, (Liq.: J.P. Morgan Chase & Co. & Insd. by MBIA), 1.70%, VRDN	1,000,000	1,000,000
New York, NY IDA RB, Abraham Joshua Heschel Proj., 1.60%, VRDN	1,505,000	1,505,000
Roosevelt, NY Sch, Dist. RB, 3.00%, 1/23/2003	2,000,000	2,008,467
7,615,116
General Obligation - Local - 8.8%
Kendall, NY GO, 2.70%, 6/27/2003	3,177,925	3,183,269
New York, NY GO, (Liq.: Salomon Smith Barney & Insd. by AMBAC), 2.00%, VRDN	4,995,000	4,995,000
Shenendehowa, NY Sch. Dist. RB, 2.00%, 6/20/2003	2,000,000	2,002,520
10,180,789
Hospital - 8.9%
Allegheny Cnty., PA HDA RB, 2.45%, VRDN	1,000,000	1,000,000
Herkimer Cnty., NY IDA RB, Templeton Foundation Proj., 1.55%, VRDN	825,000	825,000
New York Dorm. Auth. RB, Ser. 00-342, (Liq.: Morgan Stanley Dean Witter, & Insd. by MBIA), 1.57%, VRDN	4,382,500	4,382,500
Otsego Cnty., NY IDA RB, Templeton Foundation Proj., 1.55%, VRDN	4,035,000	4,035,000
10,242,500
Housing - 8.3%
California, Class B RB Cert. Trust, VY Plating works Inc., Proj., 1.83%, VRDN	5,500,000	5,500,000
New York, NY Mtge. Agcy. RB, 1.35%, VRDN	4,000,000	4,000,000
9,500,000
Industrial Development Revenue - 0.9%
Arizona, Special Fund Indl. Commission, RB, 2.05%, VRDN	1,000,000	1,000,000
Manufacturing - 21.3%
California, EDA, 2.35%, VRDN	3,340,000	3,340,000
Douglas Cnty., GA IDA RB, 1.84%, VRDN	1,810,000	1,810,000
Frankfort, IN EDRB, Seating Amer Proj., 4.50%, VRDN	1,100,000	1,100,000
Lancaster, NY IDA RB, Good Earth Organics Corp., Proj., 1.55%, VRDN	3,915,000	3,915,000
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 3.43%, VRDN	1,200,000	1,200,000
New York, NY IDA RB, 1.56%, VRDN	2,100,000	2,100,000
Oswego Cnty., NY IDA RB, Crysteel Manufacturing, Inc. Proj., Ser. A, 1.60%, VRDN	5,465,000	5,465,000
Puerto Rico, Med. & Env. RB, 1.85%, 3/1/2003	1,000,000	998,561
Rockland Cnty., NY IDA RB, Ser. A, 1.70%, VRDN	1,000,000	1,000,000

EVERGREEN
New York Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Ulster Cnty., NY IDA RB:
Ser. A, 1.55%, VRDN	$ 1,940,000	$ 1,940,000
Ser. A, 1.60%, VRDN	1,500,000	1,500,000
West Baton Rouge, LA IDA RB, REF-DOW Chem Co. Proj, Ser. B, 1.80%, VRDN	200,000	200,000
24,568,561
Port Authority - 0.9%
Port New Orleans, LA RB, 4.25%, 4/1/2003	1,000,000	1,014,046
Resource Recovery - 2.5%
Broward, Cnty., FL RB, 5.00%, 12/1/2002	1,000,000	1,009,339
Dutchess Cnty., NY RB, 7.00%, 1/1/2003	1,805,000	1,873,049
2,882,388
Tobacco Revenue - 10.3%
New York, NY Tobacco Trust RB, 1.54%, VRDN	11,900,000	11,900,000
Transportation - 7.4%
New York Thruway Auth. RB, (LOC: Societe Generale), 1.57%, VRDN	8,492,500	8,492,500
Utility - 5.2%
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Ser. A, 1.75%, VRDN	1,600,000	1,600,000
Chula Vista, CA IDRB, Ser. B, 1.70%, VRDN	400,000	400,000
New York, NY Energy Research & Dev. RB, 1.45%, VRDN	2,800,000	2,800,000
Valdez, AK Marine Term RB, Phillips Proj., 2.90%, 1/1/2003	1,200,000	1,200,000
6,000,000
Water & Sewer - 4.0%
New York City, NY Wtr. Fin. Auth. RB, (Liq.: Morgan Stanley Dean Witter, & Insd. by MBIA), 1.57%, VRDN	4,560,000	4,560,000
COMMERCIAL PAPER - 0.9%
Utility - 0.9%
Hawaii Dept. of Budget & Fin., RB, 2.70%, 8/7/2002	1,000,000	1,000,000

	Shares

MUTUAL FUND SHARES - 0.2%
BlackRock Provident New York Municipal Money Market Fund	300,000	300,000
Total Investments - (cost $114,723,400) - 99.6%		114,723,400
Other Assets and Liabilities - 0.4%		436,991
Net Assets - 100.0%		$ 115,160,391

See Combined Notes to Schedules of Investments.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.8%
Airport - 6.0%
Broward Cnty., FL Arpt. Sys. RB, (Liq: Morgan Stanley DeanWitter, Inc. & Insd. by AMBAC), 1.61%, VRDN	$ 2,000,000	$ 2,000,000
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. P-1, (Liq: Bank of America & Insd. by FGIC), 1.59%, VRDN	7,000,000	7,000,000
Philadelphia, PA Arpt. RB, (SPA: Societe Generale & Insd. by FGIC), 1.61%, VRDN	7,600,000	7,600,000
16,600,000
Community Development District - 4.4%
Allegheny Cnty., PA IDA RB, Mine Safety Appliances Co., Ser. 1991, (LOC: J.P. Morgan Chase & Co.), 1.62%, VRDN	1,000,000	1,000,000
Bucks Cnty., PA IDA RB, Tru Realty Corp., (LOC: Barclays Bank Plc), 1.40%, VRDN	4,700,000	4,700,000
Pennsylvania Economic Dev. Fin. Auth. RB, Donald Bernstein Proj., Ser. C-5, (LOC: PNC Bank), 1.65%, VRDN	3,500,000	3,500,000
San Diego, CA Pub. Facs. Fin. Auth. RB, Lease Revenue, (Liq: Merrill Lynch & Co. & Insd. by AMBAC), 2.05%, VRDN	3,000,000	3,000,000
12,200,000
Education - 6.6%
Erie, PA Higher Ed. Bldg. Auth. RB, Gannon Univ. Proj., (LOC: PNC Bank), 1.70%, 1/15/2003	2,000,000	2,000,000
Maryland Hlth. & Higher Ed. Fac. Auth. RB, Loyola College, Ser. F, (LOC: AllFirst Bank & Insd. by MBIA), 1.55%, VRDN	2,090,000	2,090,000
Midway, CA Sch. Dist COP, Ser. 2000, (Liq: Union Bank of California), 2.00%, VRDN	3,000,000	3,000,000
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB, Temple Univ., 1.45%, VRDN	400,000	400,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Lycoming College, Ser. B-5, (LOC: PNC Bank), 2.20%, VRDN	1,350,000	1,350,000
Mercyhurst College, (LOC: PNC Bank), 2.20%, VRDN	2,200,000	2,200,000
Pennsylvania Univ. RB, Ser. A, (Liq: Toronto Dominion), 1.43%, VRDN	2,000,000	2,000,000
Philadelphia, PA IDA RB, Friends Select Sch. Proj., (LOC: PNC Bank), 1.65%, VRDN	3,400,000	3,400,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, (Insd. by MBIA), 1.59%, VRDN	1,770,000	1,770,000
18,210,000
General Obligation - Local - 1.2%
Cornell, PA Sch. Dist. TAN, (LOC: PNC Bank), 2.75%, 6/30/2003	1,000,000	1,006,689
Delaware Valley, PA Regl. Fin. GO, Ser. A, (Insd. by AMBAC), 1.53%, VRDN	2,300,000	2,300,000
3,306,689
General Obligation - State - 2.7%
California MSTR GO, Ser. 3, (Liq. by Chase Manhattan Bank & Insd. by MBIA), 1.60%, VRDN	5,300,000	5,300,000
Pennsylvania MSTR GO, (LOC: J.P. Morgan Chase & Co.), 1.40%, VRDN	2,245,000	2,245,000
7,545,000
Hospital - 24.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, South Hills Hlth. Sys., (LOC: PNC Bank), 2.45%, VRDN	1,000,000	1,000,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, (LOC: AllFirst Bank), 1.45%, VRDN	7,830,000	7,830,000
East Hempfield Township, PA IDA RB, The Mennonite Home Proj., (LOC: AllFirst Bank), 1.55%, VRDN	1,550,000	1,550,000
Geisinger Auth., PA Hlth. Sys. RB, Penn State Seisinger Hlth. Sys., (LOC: J.P. Morgan Chase & Co.), 1.50%, VRDN	1,200,000	1,200,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Hospital - continued
Harris Cnty., TX Hlth. Facs. Dev. Corp. RB, Texas Children’s Hosp., Ser. B-1, (LOC: J.P. Morgan Chase & Co. & Insd. by MBIA), 1.55%, VRDN	$ 5,000,000	$ 5,000,000
Lancaster Cnty., PA Hosp. Auth. RB:
Hlth. Ctr. Luthercare Proj., (LOC: AllFirst Bank), 1.65%, VRDN	1,000,000	1,000,000
Lancaster General Hosp. Proj., (LOC: Fulton Bank), 1.59%, VRDN	2,000,000	2,000,000
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, United Church of Christ, (LOC: AllFirst Bank), 1.65%, VRDN	11,260,000	11,260,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Proj., Ser. B, (LOC: Allied Irish Bank Plc), 1.55%, VRDN	3,750,000	3,750,000
Montgomery Cnty., PA Hlth. & Hsg. RB, Philadelphia Geriatic Nursing, (LOC: Allied Irish Bank Plc), 1.55%, VRDN	3,205,000	3,205,000
New Castle, PA Area Hosp. Auth. RB, Jameson Mem. Hosp., (LOC: PNC Bank & Insd. by FSA), 1.30%, VRDN	700,000	700,000
Philadelphia, PA Auth. for IDRB, Inglis House Proj., (LOC: J.P. Morgan Chase & Co.), 2.15%, VRDN	5,000,000	5,000,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children’s Hosp., (Liq. by Westdeutsche Landesbank & Insd. by MBIA), 1.50%, VRDN	7,000,000	7,000,000
Sayre, PA Hlth. Care Facs. Auth. RB, Guthrie Hlth., 4.00%, 12/1/2002	550,000	552,899
South Central, PA General Auth. RB, York Cnty. Cerebral Palsy Home, (LOC: Summit Bank), 1.54%, VRDN	5,880,000	5,880,000
South Fork, PA Muni. Auth. Hosp. RB:
Conemaugh Hlth. Sys., (Insd. by MBIA), 1.52%, VRDN	3,200,000	3,200,000
Lee Hosp. Proj., (LOC: PNC Bank), 1.55%, VRDN	1,455,000	1,455,000
Union Cnty., PA Hosp. Auth. RB, Evangelical Community Hosp., (Liq: Fleet National Bank), 1.95%, 2/1/2003	5,000,000	5,000,000
Washington Cnty., PA Auth. Lease RB, Eye & Ear, Ser. B-1, Sub. Ser. C, (LOC: Allied Irish Bank Plc), 1.45%, VRDN	900,000	900,000
67,482,899
Housing - 7.8%
Class B Cert. Trust RB, Ser. 2001-1, (Gtd. by American International Group), 1.83%, VRDN	2,648,000	2,648,000
Pennsylvania HFA RB, PFOTER, (Liq: Merrill Lynch & Co.), 1.50%, VRDN	5,995,000	5,995,000
PFOTER, Class B, (Liq: Merrill Lynch & Co.), 1.64%, VRDN	2,400,000	2,400,000
Philadelphia, PA Redev. Auth. MHRB, PFOTER, (Liq: Merrill Lynch & Co.), 1.71%, VRDN	10,490,000	10,490,000
21,533,000
Industrial Development Revenue - 28.7%
Beaver Cnty., PA IDA RB, Warehouse Real Estate, Ser. A, (LOC: PNC Bank), 1.65%, VRDN	950,000	950,000
Butler Cnty., PA IDA RB, Mine Safety Appliances Co.:
Ser. 1991-A, (LOC: J.P. Morgan Chase & Co.), 1.62%, VRDN	1,000,000	1,000,000
Ser. 1992-A, (LOC: J.P. Morgan Chase & Co.), 1.72%, VRDN	3,000,000	3,000,000
Ser. 1992-B, (LOC: J.P. Morgan Chase & Co.), 1.72%, VRDN	1,000,000	1,000,000
Chester Cnty., IDA IDRB, KAC III Realty Corp. Proj., (LOC: PNC Bank), 1.65%, VRDN	2,900,000	2,900,000
Chula Vista, CA IDRB, San Diego Gas & Electric, (Gtd. by San Diego Gas & Electric), 1.70%, VRDN	3,200,000	3,200,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., (LOC: PNC Bank), 1.75%, VRDN	3,930,000	3,930,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Industrial Development Revenue - continued
Elk Cnty., PA IDA RRB, Stackpole Corp. Proj., (Liq: Fleet National Bank), 1.75%, VRDN	$ 500,000	$ 500,000
Franconia Township, PA IDA RB, Ashers Chocolates Proj., Ser. A, (LOC: Mellon Bank), 1.70%, VRDN	3,000,000	3,000,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., (LOC: PNC Bank), 1.65%, VRDN	1,565,000	1,565,000
Lane Cnty., OR Sewage Disposal RB, Weyerhaeuser Co. Proj., 2.55%, VRDN	2,900,000	2,900,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj.:
Ser. A, (LOC: AllFirst Bank), 1.70%, VRDN	200,000	200,000
Ser. C, (LOC: AllFirst Bank), 1.70%, VRDN	900,000	900,000
Montgomery Cnty., PA IDRB, Spring City LP:
(LOC: Summit Bank), 1.65%, VRDN	3,000,000	3,000,000
(LOC: Summit Bank), 1.94%, VRDN	3,000,000	3,000,000
Pennsylvania Economic Dev. Fin. Auth. RB:
Ser. 2001-B1, (LOC: PNC Bank), 1.65%, VRDN	2,200,000	2,200,000
Ser. 2001-B2, (LOC: PNC Bank), 1.65%, VRDN	1,000,000	1,000,000
Computer Components Proj., Ser. G-3, (LOC: PNC Bank), 1.65%, VRDN	1,200,000	1,200,000
Donald Bernstein Proj., Ser. H-3, (LOC: PNC Bank), 1.65%, VRDN	1,400,000	1,400,000
EPT Associates Proj., Ser. B-5, (LOC: PNC Bank), 1.65%, VRDN	1,200,000	1,200,000
Fansteel, Inc. Proj., Ser. B-2, (LOC: PNC Bank), 1.65%, VRDN	900,000	900,000
First Street Partners Proj., Ser. H-4, (LOC: PNC Bank), 1.65%, VRDN	1,600,000	1,600,000
Fitzpatrick Container Corp., Ser. A-1, (LOC: PNC Bank), 1.65%, VRDN	3,600,000	3,600,000
Ganflec Corp. Proj., Ser. E, (LOC: PNC Bank), 1.65%, VRDN	1,400,000	1,400,000
Gross-Given Manufacturing Proj., Ser. H-5, (LOC: PNC Bank), 1.65%, VRDN	1,400,000	1,400,000
Hamill Manufacturing Co. Proj., Ser. H-6, (LOC: PNC Bank), 1.65%, VRDN	1,500,000	1,500,000
Johnston Welding & Fabric, Ser. B-1, (LOC: PNC Bank), 1.65%, VRDN	1,100,000	1,100,000
Niagara Plastics Co. Proj., (LOC: PNC Bank), 1.65%, VRDN	2,400,000	2,400,000
O’Neill Family LLC, Ser. B-8, (LOC: PNC Bank), 1.65%, VRDN	2,600,000	2,600,000
S.J. Bailey & Sons, Inc. Proj., Ser. E, (LOC: PNC Bank), 1.65%, VRDN	1,500,000	1,500,000
Savicor Associates, Ser. H-10, (LOC: PNC Bank), 1.65%, VRDN	1,500,000	1,500,000
Philadelphia, PA IDRB, Allied Corp. Proj., (Gtd. by Honeywell International), 2.60%, 11/1/2002	1,490,000	1,490,000
Port Arthur, TX Navigation Dist. RB, Texaco, Inc. Proj., (Gtd. by ChevronTexaco Corp.), 1.50%, VRDN	5,000,000	5,000,000
Salt Lake Cnty., UT PCRB, Service Station Holdings Proj., (Gtd. by BP Plc), 1.50%, VRDN	2,200,000	2,200,000
Valdez, AK Marine Terminal RB, Phillips Pete Proj., (Gtd. by Phillips Pete), 2.90%, 1/1/2003	2,900,000	2,900,000
Washington Cnty., PA IDA RB, Engineered Products, Inc. Proj., Ser. A, (LOC: Citizen’s Bank), 1.65%, VRDN	1,240,000	1,240,000
West Baton Rouge Parish, LA Indl. Dist. 3 RB, Dow Chemical Proj.:
Ser. B, (Gtd. by Dow Chemical Co.), 1.80%, VRDN	3,300,000	3,300,000
(Gtd. by Dow Chemical Co.), 1.85%, VRDN	600,000	600,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., (LOC: Bank of Nova Scotia), 1.925%, 12/1/2002	5,050,000	5,050,000
79,325,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS -continued
Port Authority - 0.7%
Pennsylvania EDA RB, Ser. 1998-G10, (LOC: PNC Bank), 1.65%, VRDN	$ 2,000,000	$ 2,000,000
Resource Recovery - 5.6%
Pennsylvania Economic Dev. Fin. Auth. RB, Babcock & Wilcox Co., (LOC: PNC Bank), 1.85%, VRDN	4,650,000	4,650,000
Washington Cnty., PA IDA Solid Wst. Disposal RB, American Iron Oxide Co. Proj., (LOC: Bank of Tokyo), 1.90%, VRDN	10,700,000	10,700,000
15,350,000
Special Tax - 2.5%
Pennsylvania Intergovernmental Spl. Tax RB, Ser. 1999-7, (Liq: Toronto Dominion & Insd. by FGIC), 1.53%, VRDN	6,975,000	6,975,000
Transportation - 0.6%
Pennsylvania Turnpike Commission RB, Ser. Q, (LOC: Mellon Bank), 1.50%, VRDN	1,495,000	1,495,000
Utility - 3.1%
Beaver Cnty., PA RB, Ohio Edison Proj., (Liq: Citibank & Insd. by AMBAC), 1.53%, VRDN	2,700,000	2,700,000
California Pollution Ctl. Fin. Auth. RB, Pacific Gas & Electric Proj., Ser. 97-B, (Liq: Deutsche Bank AG), 1.60%, VRDN	1,300,000	1,300,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc., (LOC: RaboBank Nederland), 1.45%, VRDN	900,000	900,000
Mohave Cnty., AZ IDRB, Citizen’s Utilities, (Gtd. by Citizen’s Utilities), 3.20%, 8/6/2002	2,000,000	2,000,000
Sweetwater Cnty., WY Env. Impt. RB, PacifiCorp Proj., (Gtd. by PacifiCorp), 1.65%, VRDN	1,600,000	1,600,000
8,500,000
Water & Sewer - 5.4%
Olcese, CA Water Dist. COP, (SPA: Sumitomo Mitsui Banking), 4.45%, 8/8/2002	2,400,000	2,400,000
Philadelphia, PA Wtr. & Wst. Wtr. RB, Facs. MTC, Ser. 1999-1, (LOC: Commerzbank AG & Insd. by AMBAC), 1.80%, VRDN	11,000,000	11,000,000
Pittsburgh, PA Wtr. & Swr. Auth. RB, Ser. 346, (Liq: Morgan Stanley Dean Witter, Inc. & Insd. by FSA), 1.59%, VRDN	1,607,500	1,607,500
15,007,500
Total Investments - (cost $275,530,088) - 99.8%		275,530,088
Other Assets and Liabilities - 0.2%		627,069
Net Assets - 100.0%		$ 276,157,157

See Combined Notes to Schedules of Investments.

EVERGREEN
Treasury Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 13.9%
U.S. Treasury Notes:
4.25%, 3/31/2003	$ 155,300,000	$ 157,180,025
4.625%, 2/28/2003	3,975,000	4,026,957
5.125%, 12/31/2002	3,975,000	4,023,641
5.50%, 5/31/2003	50,000,000	51,217,766
5.625%, 11/30/2002	100,000,000	101,078,261
5.75%, 11/30/2002	81,625,000	82,566,930
6.00%, 9/30/2002	25,000,000	25,100,016
6.25%, 8/31/2002	77,650,000	77,825,318
6.25%, 2/15/2003	25,000,000	25,530,240
Total U.S. Treasury Obligations		528,549,154
REPURCHASE AGREEMENTS - 86.0%†
ABN Amro, Inc., 1.78%, dated 7/31/2002, maturing 8/1/2002, maturity value $175,008,653, (2)	175,000,000	175,000,000
Barclays DeZeote Wedd Securities, 1.79%, dated 7/31/2002, maturing 8/1/2002, maturity value $175,008,701, (3)	175,000,000	175,000,000
Credit Suisse First Boston Corp., Avg. rate of 1.75%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,059,694, (4) **	175,000,000	175,000,000
Deutsche Bank AG, Avg. rate of 1.73%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,058,917, (5) **	175,000,000	175,000,000
Dresdner Bank AG, Avg. rate of 1.71%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,058,188, (6) **, 01/31/2001	175,000,000	175,000,000
Greenwich Capital Markets, Avg. rate of 1.72%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,058,528, (7) **	175,000,000	175,000,000
JP Morgan Securities, Inc., Avg. rate of 1.72%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,058,576, (8) **	175,000,000	175,000,000
Lehman Brothers, Inc., Avg. rate of 1.72%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,058,382, (9) **	175,000,000	175,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.78%, dated 7/31/2002, maturing 8/1/2002, maturity value $175,008,653, (10)	175,000,000	175,000,000
Morgan Stanley & Co., Avg. rate of 1.71%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,058,285, (11) **	175,000,000	175,000,000
Salomon Smith Barney, Inc.:
Avg. rate of 1.72%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,058,625, (12) **	175,000,000	175,000,000
Avg. rate of 1.75%, dated 7/29/2002, maturing 8/5/2002, maturity value $400,136,444, (13) **	400,000,000	400,000,000
SG Cowen Securities Corp., 1.79%, dated 7/31/2002, maturing 8/1/2002, maturity value $177,041,244, (14)	177,041,244	177,041,244
UBS Warburg, 1.80%, dated 7/31/2002, maturing 8/1/2002, maturity value $250,012,500, (15)	250,000,000	250,000,000
Warburg Dillon Reed LLC, 1.82%, dated 7/31/2002, maturing 8/1/2002, maturity value $350,017,694, (16)	350,000,000	350,000,000
West Deuche Landes Bank, Avg. rate of 1.72%, dated 7/29/2002, maturing 8/5/2002, maturity value $175,008,410, (17) **	175,000,000	175,000,000
Total Repurchase Agreements		3,277,041,244
Total Investments - (cost $3,805,590,398) - 99.9%		3,805,590,398
Other Assets and Liabilities - 0.1%		4,796,555
Net Assets - 100.0%		$ 3,810,386,953

See Combined Notes to Schedules of Investments.

EVERGREEN
US Government Money Market Fund
Schedule of Investments
July 31, 2002 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 74.5%
FHLB:
1.98%, 8/1/2002	$ 150,000,000	$ 150,000,000
2.01%, 8/1/2002	75,000,000	75,000,000
2.15%, 8/13/2003	50,000,000	50,000,000
2.25%, 8/14/2003	150,000,000	150,000,000
2.50%, 4/15/2003	90,000,000	90,000,000
2.55%, 4/25/2003	22,000,000	21,993,047
2.78%, 4/9/2003	25,000,000	25,000,000
3.00%, 4/23/2003	14,525,000	14,525,000
3.79%, 8/9/2002	117,500,000	117,500,000
6.75%, 8/15/2002	10,000,000	10,011,441
FRN:
1.68%, 8/1/2002	190,000,000	189,997,902
1.70%, 8/15/2002	250,000,000	249,873,633
1.71%, 8/14/2002	345,000,000	344,908,455
1.73%, 8/1/2002	160,000,000	160,000,000
1.73%, 8/1/2002	75,000,000	75,000,000
2.03%, 8/6/2002	50,000,000	49,978,254
2.20%, 8/2/2002	100,000,000	100,000,000
FHLMC, MTN:
2.30%, 11/27/2002	70,000,000	70,000,000
2.71%, 12/20/2002	35,000,000	35,000,000
FNMA:
1.67%, 8/26/2002	75,000,000	74,997,110
1.69%, 8/5/2002	100,000,000	99,993,494
1.70%, 8/4/2002	100,000,000	99,996,899
1.72%, 8/5/2002	200,000,000	199,996,418
1.82%, 8/1/2002	73,362,950	73,362,950
2.55%, 11/5/2002	50,000,000	50,005,734
FRN:
1.64%, 8/1/2002	148,293,000	147,947,319
1.75%, 8/1/2002	75,000,000	75,000,000
1.99%, 8/6/2002	113,975,000	113,975,000
2.22%, 8/1/2002	125,000,000	125,000,000
IBRD:
5.625%, 3/17/2003	29,500,000	30,047,252
6.625%, 2/18/2003	23,000,000	23,526,375
SLMA:
2.03%, 10/25/2002	150,000,000	150,000,000
MTN, 2.42%, 2/28/2003	90,000,000	90,000,000
Total U.S. Government & Agency Obligations		3,332,636,283

EVERGREEN
US Government Money Market Fund
Schedule of Investments (continued)
July 31, 2002 (Unaudited)

	Principal Amount	Value

Repurchase Agreements - 29.8%
Salomon Smith Barney, Inc., 1.83%, dated 7/31/2002, maturing 8/1/2002, maturity value $620,031,517 (18)	$ 620,000,000	$ 620,000,000
Societe Generale, 1.79%, dated 7/31/2002, maturing 8/1/2002, maturity value $96,071,024 (19)	96,066,247	96,066,247
Warburg Dillon Reed LLC, 1.82%, dated 7/31/2002, maturing 8/1/2002, maturity value $620,031,344 (20)	620,000,000	620,000,000
Total Repurchase Agreements		1,336,066,247
Total Investments - (cost $4,668,702,530) - 104.3%		4,668,702,530
Other Assets and Liabilities - (4.3%)		(193,871,938)
Net Assets - 100.0%		$ 4,474,830,592

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments
July 31, 2002 (Unaudited)

For the Money Market Fund:
*	Collateralized by:
	(1)	$40,778,000 U.S. Treasury Bill, 01/02/2003; value including accrued interest - $39,685,669.
For the Treasury Money Market Fund:
†	Collateralized by:
	(2)	$179,817,000 U.S. Treasury Bill, 01/02/2003; value including accrued interest -$178,500,200.
	(3)	$175,637,000 U.S. Treasury Inflation-indexed Bond, 3.00%, 07/15/2012; value including accrued interest -$178,500,647.
	(4)	$90,535,000 U.S. Treasury Bond, 7.25%, 11/15/2016; value including accrued interest -$111,281,629.
$59,817,000 U.S. Treasury Note, 6.75%, 05/15/2005; value including accrued interest -$67,219,758.
	(5)	$134,269,000 U.S. Treasury Bond, 8.00%, 11/15/2021; value including accrued interest -$178,501,149.
	(6)	$179,330,000 U.S. Treasury Bills, 10/24/2002; value including accrued interest -$178,502,385.
	(7)	$175,495,000 U.S. Treasury Note, 3.50%, 11/15/2006; value including accrued interest -$178,501,797.
	(8)	$111,990,000 U.S. Treasury Note, 5.875%, 11/15/2004; value including accrued interest -$122,115,416.
$44,616,000 U.S. Treasury Inflation-indexed Bond, 3.875%, 04/15/2029; value including accrued interest -$56,389,042.
	(9)	$111,990,000 U.S. Treasury Note, 5.875%, 11/15/2004; value including accrued interest -$122,115,416.
$44,616,000 U.S. Treasury Inflation-indexed Bond, 04/15/2029; value including accrued interest -$56,389,042.
	(10)	$340,530,000 STRIPS, 05/15/2010 to 05/15/2017; value including accrued interest -$178,503,325.
	(11)	$224,974,000 STRIPS, 05/15/2008 to 07/15/2009; value including accrued interest -$178,500,637.
	(12)	$154,245,000 U.S. Treasury Notes, 4.75% & 7.25%, 2/15/2004 & 3/15/2004; value including accrued interest -$132,760,176.
$31,940,000 U.S. Treasury Bonds, 8.75%, 08/15/2020; value including accrued interest -$45,817,447.
	(13)	$400,000,000 GNMA, 6.00% to 9.00%, 11/15/2010 to 11/15/2032; value including accrued interest -$408,000,000.
	(14)	$26,123,000 U.S. Treasury Notes, 3.25% to 3.63%, 3/31/2004 to 11/15/2006; value including accrued interest -$27,008,833.
$124,927,000 U.S. Treasury Bonds, 6.63% & 12.50%, 8/15/2014 & 2/15/2027; value including accrued interest -$153,727,018.
	(15)	$255,025,000 U.S. Treasury Bills, 8/01/02; value including accrued interest -$255,002,047.
	(16)	$350,000,000 GNMA, 5.25% to 10.00%, 06/15/2013 to 01/15/2042; value including accrued interest -$357,002,467.
$168,494,000 U.S. Treasury Notes, 6.00% & 7.25%, 9/30/2002 & 5/15/2004; value including accrued interest -$178,500,554.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.
For the U.S. Government Money Market Fund:
††	Collateralized by:
	(17)	$620,000,000 GNMA, 7.00% to 7.50%, 2/20/2031 to 10/15/2031; value including accrued interest -$632,400,000.
	(18)	$69,762,000 U.S. Treasury Bond, 7.125%, 2/15/2023; value including accrued interest -$85,546,814.
$12,625,500 U.S. Treasury Bills, 01/02/2003; value including accrued interest -$12,532,547.
	(19)	$3,161,939,196 FNMA, 0.00% to 8.00%, 2/25/2007 to 6/17/2038; value including accrued interest -$348,470,091.
$1,078,999,581 FHLMC, 0.00% to 7.00%, 12/15/2008 to 7/15/2032; value including accrued interest - $283,932,674.

Combined Notes to Schedules of Investments (continued)
July 31, 2002 (Unaudited)

For all Funds:
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:

AMBAC	American Municipal Bond Assurance Corp.	IFA	Industrial Finance Agency
BAN	Bond Anticipation Note	LOC	Letter of Credit
CDA	Community Development Administration	MBIA	Municipal Bond Investors Assurance Corp.
CDD	Community Development District	MHRB	Multifamily Housing Revenue Bond
COP	Certificate of Participation	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	MTC	Municipal Trust Certificate
EDRB	Economic Development Revenue Bond	MTN	Medium Term Note
EDRRB	Economic Development Refunding Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHA	Federal Housing Authority	PFOTER	Puttable Floating Option Tax Exempt Receipt
FHLB	Federal Home Loan Bank	PPT	Pooled Puttable Trust
FHLMC	Federal Home Loan Mortgage Corp.	RACERS	Restructured Asset Security Enhancement
FMAC	Federal Mortgage Acceptance Corp.	RAN	Revenue Anticipation Note
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FRN	Floating Rate Note	ROC	Reset Option Certficate
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SLMA	Student Loan Marketing Association
GO	General Obligation	SPA	Security Purchase Agreement
HDA	Housing Development Authority	STRIPS	Separately Traded Registered Interest and Principal Securities
HFA	Housing Finance Authority	TAN	Tax Anticipation Note
IBRD	International Bank for Reconstruction and Development	VRDN	Variable Rate Demand Note
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2002.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments (continued)
July 31, 2002 (Unaudited)

The following table shows the percent of portfolio assets invested by geographic location as of July 31, 2002 for the following funds:
	California Municipal Money Market Fund	Florida Municipal Money Market Fund	Municipal Money Market Fund	New Jersey Municipal MoneyMarket Fund	New York Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund

Alabama	0.0%	0.0%	4.9%	2.3%	0.0%	0.0%
Alaska	0.9%	0.0%	0.0%	0.0%	1.0%	1.1%
Arkansas	0.0%	0.3%	0.5%	0.0%	0.0%	0.0%
Arizona	0.0%	0.3%	1.0%	0.0%	0.9%	0.7%
California	79.3%	3.2%	4.6%	5.0%	8.0%	6.6%
Colorado	0.0%	0.0%	3.3%	0.0%	0.0%	0.0%
District of Columbia	0.0%	0.0%	0.4%	0.0%	0.0%	0.0%
Delaware	1.6%	1.6%	6.7%	0.0%	0.0%	0.0%
Florida	0.0%	82.2%	2.1%	0.0%	0.9%	0.7%
Georgia	0.0%	0.0%	5.3%	0.0%	6.1%	0.0%
Hawaii	0.0%	1.8%	1.3%	0.0%	0.0%	0.0%
Iowa	0.0%	0.0%	0.5%	0.0%	0.0%	0.0%
Idaho	0.0%	0.5%	0.2%	0.0%	0.0%	0.0%
Illinois	0.7%	0.0%	4.1%	0.6%	0.0%	0.0%
Indiana	3.6%	0.0%	4.0%	1.0%	0.1%	0.0%
Kansas	0.0%	0.0%	0.6%	0.0%	0.0%	0.0%
Kentucky	0.0%	0.0%	2.6%	0.0%	1.4%	0.0%
Louisiana	0.0%	0.0%	1.3%	0.4%	0.1%	1.4%
Massachusetts	0.0%	0.0%	2.4%	0.0%	0.0%	0.0%
Maryland	0.0%	0.0%	0.6%	1.2%	0.0%	0.8%
Maine	0.0%	0.0%	0.4%	0.0%	0.0%	0.0%
Michigan	1.4%	0.0%	0.6%	0.0%	0.0%	0.0%
Minnesota	0.0%	0.0%	0.3%	1.7%	0.0%	0.0%
Mississippi	0.0%	0.0%	0.3%	0.0%	0.0%	0.0%
Missouri	0.0%	0.0%	0.8%	0.0%	0.0%	0.0%
North Carolina	0.0%	0.0%	1.6%	0.0%	0.1%	0.0%
North Dakota	0.0%	0.0%	0.8%	0.0%	0.0%	0.0%
Nebraska	0.0%	0.0%	0.3%	0.0%	0.0%	0.0%
New Hampshire	0.0%	0.0%	0.4%	0.0%	0.0%	0.0%
New Jersey	0.0%	0.5%	0.2%	81.8%	0.0%	0.0%
Nevada	0.0%	0.0%	0.9%	0.0%	0.0%	0.0%
New Mexico	0.0%	0.0%	0.1%	0.0%	0.0%	0.0%
New York	0.0%	0.5%	0.7%	0.0%	79.6%	0.0%
Ohio	0.0%	1.1%	2.9%	0.0%	0.0%	0.0%
Oklahoma	0.0%	0.0%	0.6%	0.0%	0.0%	0.0%
Oregon	0.4%	0.0%	0.4%	0.0%	0.0%	1.1%
Pennsylvania	4.1%	2.7%	0.8%	1.6%	0.9%	80.8%
Puerto Rico	4.5%	0.0%	0.0%	0.0%	0.9%	0.0%
Rhode Island	0.0%	0.0%	3.5%	0.0%	0.0%	0.0%
South Carolina	0.0%	0.0%	4.0%	0.0%	0.0%	0.0%
South Dakota	0.0%	0.0%	0.6%	0.0%	0.0%	0.0%
Tennessee	0.0%	0.0%	3.3%	0.0%	0.0%	0.0%
Texas	0.0%	1.2%	6.2%	0.1%	0.0%	3.6%
Utah	0.0%	0.0%	0.3%	1.2%	0.0%	0.8%
Virginia	0.0%	0.0%	0.4%	0.0%	0.0%	0.0%
Washington	0.0%	2.8%	1.4%	0.0%	0.0%	0.0%
West Virginia	0.8%	0.0%	0.7%	0.4%	0.0%	0.0%
Wisconsin	0.0%	1.0%	2.5%	0.0%	0.0%	0.0%
Wyoming	0.0%	0.0%	1.9%	0.2%	0.0%	0.6%
Non-State Specific	2.7%	0.3%	17.0%	2.5%	0.4%	1.8%
Total	100%	100%	100%	100.0%	100%	100%

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Assets and Liabilities
July 31, 2002 (Unaudited)

	California Municipal Money Market Fund	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal MoneyMarket Fund

Assets
Investments at amortized cost	$ 184,853,393	$ 185,383,754	$ 24,001,353,605	$ 2,825,085,080	$ 170,627,067
Cash	259,693	0	296,066	0	209,930
Receivable for Fund shares sold	1,389	0	3,233,153	423,587	0
Interest receivable	370,411	407,649	79,366,119	7,125,220	649,787
Prepaid expenses and other assets	58,588	61,142	2,349,251	146,473	39,177

Total assets	185,543,474	185,852,545	24,086,598,194	2,832,780,360	171,525,961

Liabilities
Distributions payable	30,283	87,954	23,292,354	1,777,618	74,149
Payable for Fund shares redeemed	5,164	897	7,617,431	839,381	0
Due to custodian bank	0	330,263	0	22,024	0
Advisory fee payable	8,465	8,624	1,040,513	124,610	7,185
Distribution Plan expenses payable	742	11,743	992,420	96,088	8,675
Due to other related parties	1,150	1,246	157,179	18,091	1,038
Accrued expenses and other liabilities	20,442	35,430	134,875	281,660	16,196

Total liabilities	66,246	476,157	33,234,772	3,159,472	107,243

Net assets	$ 185,477,228	$ 185,376,388	$ 24,053,363,422	$ 2,829,620,888	$ 171,418,718

Net assets represented by
Paid-in capital	$ 185,428,607	$ 185,364,924	$ 24,059,107,595	$ 2,828,651,298	$ 171,270,216
Undistributed net investment income	48,621	15,614	6,984	764,404	119,181
Accumulated net realized gains or losses on securities	0	(4,150)	(5,751,157)	205,186	29,321

Total net assets	$ 185,477,228	$ 185,376,388	$ 24,053,363,422	$ 2,829,620,888	$ 171,418,718

Net assets consists of
Class A	$ 130,179,399	$ 15,822,155	$ 10,674,546,137	$ 1,066,423,556	$ 42,200,585
Class B	0	0	115,947,876	0	0
Class C	0	0	22,407,398	0	0
Class S	55,029,098	169,528,108	8,906,922,881	910,251,812	120,555,473
Class S1	0	0	1,634,043,577	351,824,458	0
Class I	268,731	26,125	2,699,495,553	501,121,062	8,662,660

Total net assets	$ 185,477,228	$ 185,376,388	$ 24,053,363,422	$ 2,829,620,888	$ 171,418,718

Shares outstanding
Class A	130,177,196	15,828,218	10,675,822,334	1,066,157,979	42,151,909
Class B	0	0	115,971,623	0	0
Class C	0	0	22,410,262	0	0
Class S	55,027,714	169,510,479	8,909,894,558	909,875,261	120,461,400
Class S1	0	0	1,634,051,075	351,784,249	0
Class I	268,728	26,125	2,701,626,094	500,901,439	8,656,907
Net asset value per share
Class A	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Class B	-	-	$ 1.00	-	-

Class C	-	-	$ 1.00	-	-

Class S	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Class S1	-	-	$ 1.00	$ 1.00	-

Class I	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Assets and Liabilities
July 31, 2002 (Unaudited)

	New York Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S.Government Money Market Fund

Assets
Investments in securities	$ 114,723,400	$ 275,530,088	$ 528,549,154	$ 3,332,636,283
Investments in repurchase agreements	0	0	3,277,041,244	1,336,066,247

Investments at amortized cost	114,723,400	275,530,088	3,805,590,398	4,668,702,530
Cash	108,685	0	0	0
Receivable for Fund shares sold	42,885	205,500	761,696	317,540
Interest receivable	377,095	644,568	8,138,779	12,855,027
Receivable from investment advisor	0	0	0	264,570
Prepaid expenses and other assets	66,202	21,679	377,689	74,607

Total assets	115,318,267	276,401,835	3,814,868,562	4,682,214,274

Liabilities
Distributions payable	66,315	128,048	3,654,770	4,076,194
Payable for securities purchased	0	0	0	200,000,000
Payable for Fund shares redeemed	37,448	55,055	148,121	2,603,798
Due to custodian bank	0	15,167	0	0
Advisory fee payable	31,654	10,089	129,496	0
Distribution Plan expenses payable	4,871	7,008	146,962	0
Due to other related parties	745	1,660	24,740	28,278
Accrued expenses and other liabilities	16,843	27,651	377,520	675,412

Total liabilities	157,876	244,678	4,481,609	207,383,682

Net assets	$ 115,160,391	$ 276,157,157	$ 3,810,386,953	$ 4,474,830,592

Net assets represented by
Paid-in capital	$ 115,132,533	$ 276,045,822	$ 3,810,369,907	$ 4,474,821,195
Undistributed net investment income	13,082	88,792	17,046	20
Accumulated net realized gains on securities	14,776	22,543	0	9,377

Total net assets	$ 115,160,391	$ 276,157,157	$ 3,810,386,953	$ 4,474,830,592

Net assets consists of
Class A	$ 79,449,749	$ 28,302,563	$ 816,042,144	$ 4,034,561,862
Class B	0	0	0	177,532
Class C	0	0	0	469,803
Class S	35,046,121	166,261,722	1,785,286,857	1,012
Class S1	0	0	0	439,602,174
Class I	664,521	81,592,872	1,209,057,952	18,209

Total net assets	$ 115,160,391	$ 276,157,157	$ 3,810,386,953	$ 4,474,830,592

Shares outstanding
Class A	79,439,474	28,283,927	816,232,753	4,034,561,825
Class B	0	0	0	177,553
Class C	0	0	0	469,804
Class S	35,041,714	166,194,288	1,785,286,858	1,014
Class S1	0	0	0	439,592,789
Class I	664,427	81,569,341	1,209,100,916	18,210
Net asset value per share
Class A	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Class B	-	-	-	$ 1.00

Class C	-	-	-	$ 1.00

Class S	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Class S1	-	-	-	$ 1.00

Class I	$ 1.00	$ 1.00	$ 1.00	$ 1.00

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Operations
Six Months Ended July 31, 2002 (Unaudited)

	California Municipal Money Market Fund	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal MoneyMarket Fund

Investment income
Interest	$ 1,520,747	$ 1,891,090	$ 253,943,314	$ 21,962,159	$ 1,439,834

Expenses
Advisory fee	382,112	439,630	45,174,795	5,012,685	346,340
Distribution Plan expenses
Class A	178,556	32,439	14,209,243	1,397,760	53,916
Class B	0	0	431,112	0	0
Class C	0	0	81,303	0	0
Class S	151,782	575,676	28,211,739	2,233,955	374,894
Class S1	0	0	4,268,016	855,716	0
Administrative services fees	50,703	64,059	6,879,324	729,337	50,453
Transfer agent fee	66,291	16,802	11,789,167	539,878	12,467
Trustees’ fees and expenses	2,038	2,595	277,377	28,511	2,483
Printing and postage expenses	8,157	6,279	808,944	52,874	5,778
Custodian fee	23,761	31,445	2,739,954	342,469	22,895
Registration and filing fees	3,131	17,430	185,956	31,197	15,988
Professional fees	2,668	8,401	56,644	17,622	7,788
Other	7,375	24,145	1,283,564	98,489	9,813

Total expenses	876,574	1,218,901	116,397,139	11,340,493	902,815
Less: Expense reductions	(929)	(1,314)	(77,496)	(11,385)	(1,538)
Fee waivers	(59,784)	0	(2,998,045)	(102,524)	0

Net expenses	815,861	1,217,587	113,321,598	11,226,584	901,277

Net investment income	704,886	673,503	140,621,716	10,735,575	538,557

Net realized gains or losses on securities	0	(4,150)	(139,429)	205,186	29,321

Net increase in net assets resulting from operations	$ 704,886	$ 669,353	$ 140,482,287	$ 10,940,761	$ 567,878

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Operations
Six Months Ended July 31, 2002 (Unaudited)

	New York Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S.Government Money Market Fund

Investment income
Interest	$ 955,690	$ 2,193,716	$ 38,311,367	$ 43,285,619

Expenses
Advisory fee	231,788	459,773	5,617,308	8,295,205
Distribution Plan expenses
Class A	127,347	43,216	1,168,751	5,621,454
Class B	0	0	0	519
Class C	0	0	0	311
Class S	91,474	448,001	5,390,476	4
Class S1	0	0	0	1,199,387
Administrative services fees	34,614	76,277	1,082,080	1,238,528
Transfer agent fee	16,739	11,665	336,101	4,978,897
Trustees’ fees and expenses	1,441	3,547	43,645	50,375
Printing and postage expenses	4,390	5,282	111,730	189,566
Custodian fee	13,765	17,514	361,077	475,280
Registration and filing fees	27,198	3,541	27,561	26,476
Professional fees	5,127	5,632	18,045	40,145
Other	11,392	13,091	15,435	272,142

Total expenses	565,275	1,087,539	14,172,209	22,388,289
Less: Expense reductions	(1,097)	(2,500)	(14,610)	(13,106)
Fee waivers	(9,215)	(17,564)	0	(4,085,033)

Net expenses	554,963	1,067,475	14,157,599	18,290,150

Net investment income	400,727	1,126,241	24,153,768	24,995,469

Net realized gains on securities	14,776	22,543	0	9,377

Net increase in net assets resulting from operations	$ 415,503	$ 1,148,784	$ 24,153,768	$ 25,004,846

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Six Months Ended July 31, 2002 (Unaudited)

	California Municipal Money Market Fund	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal MoneyMarket Fund

Operations
Net investment income	$ 704,886	$ 673,503	$ 140,621,716	$ 10,735,575	$ 538,557
Net realized gains or losses on securities	0	(4,150)	(139,429)	205,186	29,321

Net increase in net assets resulting from operations	704,886	669,353	140,482,287	10,940,761	567,878

Distributions to shareholders from
Net investment income
Class A	(541,755)	(91,580)	(62,270,634)	(4,373,557)	(151,710)
Class B	0	0	(259,002)	0	0
Class C	0	0	(48,794)	0	0
Class S	(161,845)	(576,506)	(47,299,163)	(2,352,053)	(341,538)
Class S1	0	0	(9,662,851)	(1,019,535)	0
Class I	(1,181)	(5,420)	(21,065,588)	(2,987,444)	(45,297)

Total distributions to shareholders	(704,781)	(673,506)	(140,606,032)	(10,732,589)	(538,545)

Capital share transactions
Proceeds from shares sold	461,121,474	158,501,113	26,193,399,085	3,369,549,227	135,337,859
Net asset value of shares issued in reinvestment of distributions	542,567	48,185	46,017,559	4,492,990	126,956
Payment for shares redeemed	(435,543,718)	(240,503,577)	(25,836,787,632)	(2,882,076,409)	(142,904,510)

Net increase (decrease) in net assets resulting from capital share transactions	26,120,323	(81,954,279)	402,629,012	491,965,808	(7,439,695)

Total increase (decrease) in net assets	26,120,428	(81,958,432)	402,505,267	492,173,980	(7,410,362)
Net assets
Beginning of period	159,356,800	267,334,820	23,650,858,155	2,337,446,908	178,829,080

End of period	$ 185,477,228	$ 185,376,388	$ 24,053,363,422	$ 2,829,620,888	$ 171,418,718

Undistributed net investment income	$ 48,621	$ 15,614	$ 6,984	$ 764,404	$ 119,181

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Six Months Ended July 31, 2002 (Unaudited)

	New York Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S.Government Money Market Fund

Operations
Net investment income	$ 400,727	$ 1,126,241	$ 24,153,768	$ 24,995,469
Net realized gains on securities	14,776	22,543	0	9,377

Net increase in net assets resulting from operations	415,503	1,148,784	24,153,768	25,004,846

Distributions to shareholders from
Net investment income
Class A	(325,083)	(154,104)	(5,436,425)	(22,607,601)
Class B	0	0	0	(170)
Class C	0	0	0	(83)
Class S	(72,935)	(487,842)	(9,810,470)	(4)
Class S1	0	0	0	(2,372,416)
Class I	(2,709)	(484,297)	(8,907,197)	(27)

Total distributions to shareholders	(400,727)	(1,126,243)	(24,154,092)	(24,980,301)

Capital share transactions
Proceeds from shares sold	191,819,854	219,601,439	4,047,531,724	8,408,483,373
Net asset value of shares issued in reinvestment of distributions	267,560	263,471	1,714,189	18,915,001
Payment for shares redeemed	(198,944,056)	(206,717,396)	(3,821,714,421)	(8,117,237,427)

Net increase (decrease) in net assets resulting from capital share transactions	(6,856,642)	13,147,514	227,531,492	310,160,947

Total increase (decrease) in net assets	(6,841,866)	13,170,055	227,531,168	310,185,492
Net assets
Beginning of period	122,002,257	262,987,102	3,582,855,785	4,164,645,100

End of period	$ 115,160,391	$ 276,157,157	$ 3,810,386,953	$ 4,474,830,592

Undistributed net investment income	$ 13,082	$ 88,792	$ 17,046	$ 20

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Year Ended January 31, 2002

	California Municipal Money Market Fund (a)	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal MoneyMarket Fund

Operations
Net investment income	$ 639,378	$ 3,261,593	$ 543,061,080	$ 31,884,348	$ 3,072,899
Net realized gains on securities	2,893	20,026	71,278	688,316	100,397

Net increase in net assets resulting from operations	642,271	3,281,619	543,132,358	32,572,664	3,173,296

Distributions to shareholders from
Net investment income
Class A	(583,709)	(445,201)	(126,044,066)	(6,767,205)	(836,696)
Class B	0	0	(1,853,894)	0	0
Class C	0	0	(336,414)	0	0
Class S	(54,900)	(2,811,533)	(319,643,280)	(11,595,896)	(2,073,616)
Class S1	0	0	(6,295,551)	(731,828)	0
Class I *	(177)	(4,886)	(88,877,716)	(13,102,843)	(162,587)

Total distributions to shareholders	(638,786)	(3,261,620)	(543,050,921)	(32,197,772)	(3,072,899)

Capital share transactions
Proceeds from shares sold	396,198,736	905,243,375	36,095,395,664	4,652,662,780	360,458,677
Net asset value of shares issued in reinvestment of distributions	583,583	404,729	103,806,022	11,481,206	769,612
Payment for shares redeemed	(237,429,004)	(828,969,028)	(27,645,698,948)	(3,539,063,413)	(316,388,176)

Net increase in net assets resulting from capital share transactions	159,353,315	76,679,076	8,553,502,738	1,125,080,573	44,840,113

Total increase in net assets	159,356,800	76,699,075	8,553,584,175	1,125,455,465	44,940,510
Net assets
Beginning of period	0	190,635,745	15,097,273,980	1,211,991,443	133,888,570
End of period	$ 159,356,800	$ 267,334,820	$ 23,650,858,155	$ 2,337,446,908	$ 178,829,080

Undistributed (overdistributed) net investment income	$ 48,516	$ 15,617	$ (8,700)	$ 761,418	$ 119,169

* Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

(a) For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Six Months Ended July 31, 2002 (Unaudited)

	New York Municipal Money Market Fund (a)	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S.Government Money Market Fund (b)

Operations
Net investment income	$ 362,165	$ 5,054,851	$ 112,866,518	$ 23,920,347
Net realized gains on securities	0	87,810	0	10,224

Net increase in net assets resulting from operations	362,165	5,142,661	112,866,518	23,930,571

Distributions to shareholders from
Net investment income
Class A	(310,563)	(559,207)	(22,395,630)	(22,224,262)
Class B	0	0	0	(195)
Class C	0	0	0	(19)
Class S	(38,313)	(2,834,923)	(54,376,764)	(11)
Class S1	0	0	0	(1,721,203)
Class I *	(13,289)	(1,660,717)	(36,094,125)	(29)

Total distributions to shareholders	(362,165)	(5,054,847)	(112,866,519)	(23,945,719)

Capital share transactions
Proceeds from shares sold	277,961,628	451,584,608	8,505,939,683	10,753,743,106
Net asset value of shares issued in reinvestment of distributions	294,016	964,207	10,723,338	22,275,333
Payment for shares redeemed	(156,253,387)	(419,357,434)	(8,843,887,520)	(6,611,358,191)

Net increase (decrease) in net assets resulting from capital share transactions	122,002,257	33,191,381	(327,224,499)	4,164,660,248

Total increase (decrease) in net assets	122,002,257	33,279,195	(327,224,500)	4,164,645,100
Net assets
Beginning of period	0	229,707,907	3,910,080,285	0

End of period	$ 122,002,257	$ 262,987,102	$ 3,582,855,785	$ 4,164,645,100

Undistributed (overdistributed) net investment income	$ 13,082	$ 88,794	$ 17,370	$ (15,148)

* Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

(a) For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

(b) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Money Market Funds consist of Evergreen California Municipal Money Market Fund (“California Municipal Money Market Fund”), Evergreen Florida Municipal Money Market Fund (“Florida Municipal Money Market Fund”), Evergreen Money Market Fund (“Money Market Fund”), Evergreen Municipal Money Market Fund (“Municipal Money Market Fund”), Evergreen New Jersey Municipal Money Market Fund (“New Jersey Municipal Money Market Fund”), Evergreen New York Municipal Money Market Fund (“New York Municipal Money Market Fund”), Evergreen Pennsylvania Municipal Money Market Fund (“Pennsylvania Municipal Money Market Fund”), Evergreen Treasury Money Market Fund (“Treasury Money Market Fund”) and Evergreen U.S. Government Money Market Fund (“U.S. Government Money Market Fund”), (collectively the “Funds”). Each Fund, except California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, which are each non-diversified, is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C, Class S, Class S1 and/or Institutional (“Class I”) classes of shares. Class A, S and S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Classes A, S, and S1 are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Class I. This change did not change the fee and expense structure of the Class Y shareholders or their rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending

The Funds may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds receive collateral in the form

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited) (continued)

of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

D. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

F. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

G. Class Allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”) (formerly First Union Corporation), is the investment advisor to the Funds and is paid a management fee that is calculated and paid daily an annual rate of each Fund’s average net assets as identified below.

Management Fee Rate

California Municipal Money Market Fund	0.45%
Florida Municipal Money Market Fund	0.41%
New Jersey Municipal Money Market Fund	0.41%
New York Municipal Money Market Fund	0.40%
Treasury Money Market Fund	0.31%
U.S. Government Money Market Fund	0.40%

	Management Fee Rate Starts at:	and Declines, as Net Assets Increases, to:

Money Market Fund	0.44%	0.39%
Municipal Money Market Fund	0.44%	0.39%
Pennsylvania Municipal Money Market Fund	0.36%	0.24%

During the six months ended July 31, 2002, the amount of investment advisory fees waived by the investment advisor and the impact on each Fund’s expense ratio represented as a percentage of its average net assets were as follows:

	Fees Waived	% of Average Net Assets

California Municipal Money Market Fund	$52,806	0.06%
New York Municipal Money Market Fund	9,215	0.02%

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited) (continued)

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee starting at 0.06% and declining to 0.04% as net assets increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees for each class are calculated and paid daily at the following annual rates:

Average Net Assets

Class A	0.30%
Class B	1.00
Class C	1.00
Class S	0.60
Class S1	0.60

During the six months ended July 31, 2002, the amount of Distribution Plan expenses waived and the impact on each Fund’s expense ratio represented as a percentage of its average net assets were as follows:

	Fees Waived Class A	% of Class A Average Net Assets	Fees Waived Class S	% of Class S Average Net Assets	Fees Waived Class S1	% of Class S1 Average Net Assets

California Municipal Money Market Fund	$ 0	0.00%	$ 6,978	0.03%	$ 0	0.00%
Money Market Fund	495,208	0.01	0	0.00	2,502,837	0.35
Municipal Money Market Fund	0	0.00	0	0.00	102,524	0.07
Pennsylvania Municipal Money Market Fund	17,564	0.12	0	0.00	0	0.00
U.S. Government Money Market Fund	3,185,360	0.17	0	0.00	899,673	0.45

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C, Class S, Class S1 and Class I shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited) (continued)

California Municipal Money Market Fund

	Six Months Ended	Year Ended
	July 31, 2002	January 31, 2002 (a)

Class A
Shares sold	419,305,547	348,120,052
Shares issued in reinvestment of distributions	541,387	583,406
Shares redeemed	(406,884,289)	(231,488,907)

Net increase	12,962,645	117,214,551

Class S
Share sold	41,695,927	47,911,313
Share issued in reinvestment of distributions	0	0
Share redeemed	(28,639,429)	($5,940,097)

Net increase	13,056,498	41,971,216

Class I
Share sold	120,000	167,371
Share issued in reinvestment of distributions	1,180	177
Share redeemed	(20,000)	0

Net increase	101,180	167,548

(a) For the period from September 24, 2001 (commencement of operations) to January 31, 2002.

Florida Municipal Money Market Fund

	Six Months Ended	Year Ended
	July 31, 2002	January 31, 2002

Class A
Shares sold	21,062,019	271,730,608
Shares issued in reinvestment of distributions	43,982	400,846
Shares redeemed	(65,767,153)	(239,169,503)

Net increase (decrease)	(44,661,152)	32,961,951

Class S
Shares sold	129,938,994	621,256,238
Shares redeemed	(166,998,748)	(577,727,512)

Net increase (decrease)	(37,059,754)	43,528,726

Class I
Shares sold	7,500,000	12,256,529
Shares issued in reinvestment of distributions	4,203	3,883
Shares redeemed	(7,737,676)	(12,072,013)

Net increase (decrease)	(233,473)	188,399

Money Market Fund

	Six Months Ended	Year Ended
	July 31, 2002	January 31, 2002

Class A
Shares sold	20,066,526,845	25,563,489,435
Automatic conversion of Class B shares to Class A shares	5,540,367	2,445,668
Shares issued in reinvestment of distributions	44,493,520	93,630,765
Shares redeemed	(19,047,172,601)	(16,356,329,462)

Net increase	1,069,388,131	7,303,236,462

Class B
Shares sold	62,750,944	106,755,667
Shares issued in reinvestment of distributions	194,040	1,646,341
Automatic conversion of Class B shares to Class A shares	(5,540,367)	(2,445,668)
Shares redeemed	(33,148,944)	(65,821,693)

Net increase	24,255,673	40,134,647

Class C
Shares sold	51,796,329	113,667,040
Shares issued in reinvestment of distributions	31,423	259,144
Shares redeemed	(44,156,393)	(108,378,620)

Net increase	7,671,359	5,547,564

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited) (continued)

Money Market Fund (continued)

	Six Months Ended	Year Ended
	July 31, 2002	January 31, 2002(a)

Class S
Shares sold	1,550,028,536	4,175,675,743
Shares issued in reinvestment of distributions	32	161
Shares redeemed	(2,596,979,574)	(4,992,538,973)

Net decrease	(1,046,951,006)	(816,863,069)

Class S1
Shares sold	871,604,774	1,410,906,915
Shares issued in reinvestment of distributions	0	8
Shares redeemed	(537,563,355)	(110,897,267)

Net increase	334,041,419	1,300,009,656

Class I
Shares sold	3,590,691,657	6,724,928,965
Shares issued in reinvestment of distributions	1,298,544	8,269,688
Shares redeemed	(3,577,766,765)	(6,011,732,933)

Net increase	14,223,436	721,465,720

(a) For Class S1, for the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

Municipal Money Market Fund

	Six Months Ended	Year Ended
	January 31, 2002	January 31, 2002(a)

Class A
Shares sold	2,236,611,986	2,756,973,740
Shares issued in reinvestment of distributions	3,383,699	5,414,425
Shares redeemed	(2,126,424,044)	(1,935,543,583)

Net increase	113,571,641	826,844,582

Class S
Shares sold	592,831,457	659,395,481
Shares redeemed	(320,575,278)	(595,261,820)

Net increase	272,256,179	64,133,661

Class S1
Shares sold	234,098,752	341,106,121
Shares issued in reinvestment of distributions	0	4
Shares redeemed	(139,644,723)	(83,775,905)

Net increase	94,454,029	257,330,220

Class I
Shares sold	306,007,032	895,187,438
Shares issued in reinvestment of distributions	1,109,291	6,066,777
Shares redeemed	(295,432,364)	(924,482,105)

Net increase (decrease)	11,683,959	(23,227,890)

(a) For Class S1, for the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

New Jersey Municipal Money Market Fund

	Six Months Ended	Year Ended
	July 31, 2002	January 31, 2002

Class A
Shares sold	45,103,539	118,730,983
Shares issued in reinvestment of distributions	103,784	724,822
Shares redeemed	(40,236,730)	(116,126,024)

Net increase	4,970,593	3,329,781

Class S
Shares sold	59,614,050	203,369,916
Shares redeemed	(74,778,182)	(165,787,112)
Net increase (decrease)	(15,164,132)	37,582,804
Class I
Shares sold	30,620,270	38,357,778
Shares issued in reinvestment of distributions	23,172	44,790
Shares redeemed	(27,889,598)	(34,475,040)

Net increase	2,753,844	3,927,528

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited) (continued)

New York Municipal Money Market Fund

	Six months ended	Year Ended
	July 31, 2002 (a)	January 31, 2002 (a)

Class A
Shares sold	140,941,677	236,041,146
Shares issued in reinvestment of distributions	267,330	294,016
Shares redeemed	(155,969,776)	(142,134,919)

Net increase (decrease)	(14,760,769)	94,200,243

Class S
Shares sold	49,783,423	38,185,396
Shares redeemed	(38,833,912)	(14,093,193)

Net increase	10,949,511	24,092,203

Class I
Shares sold	1,094,754	3,735,086
Shares issued in reinvestment of distributions	230	0
Shares redeemed	(4,140,368)	(25,275)

Net increase (decrease)	(3,045,384)	3,709,811

(a) For the period from September 24, 2001 (commencement of operations) to January 31, 2002.

Pennsylvania Municipal Money Market Fund

	Six Months Ended	Year Ended
	July 31, 2002	January 31, 2002

Class A
Shares sold	25,610,575	61,533,518
Shares issued in reinvestment of distributions	150,959	548,771
Shares redeemed	(25,290,961)	(53,472,920)

Net increase	470,573	8,609,369

Class S
Shares sold	122,496,564	243,641,076
Shares redeemed	(111,280,095)	(228,530,517)

Net increase	11,216,469	15,110,559

Class I
Shares sold	71,494,300	146,410,014
Shares issued in reinvestment of distributions	112,512	415,436
Shares redeemed	(70,146,340)	(137,353,997)

Net increase	1,460,472	9,471,453

Treasury Money Market Fund

	Six Months Ended	Year Ended
	July 31, 2002	January 31, 2002

Class A
Shares sold	1,224,895,147	2,150,346,635
Shares issued in reinvestment of distributions	1,125,195	6,749,556
Shares redeemed	(1,161,853,093)	(2,147,944,165)

Net increase	64,167,249	9,152,026

Class S
Shares sold	538,171,045	1,042,863,026
Shares redeemed	(578,530,077)	(1,352,791,842)

Net decrease	(40,359,032)	(309,928,816)

Class I
Shares sold	2,284,465,532	5,312,730,022
Shares issued in reinvestment of distributions	588,994	3,973,782
Shares redeemed	(2,081,331,251)	(5,343,151,513)

Net increase (decrease)	203,723,275	(26,447,709)

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited) (continued)

U.S. Government Money Market Fund

	Six Months Ended	Year Ended
	July 31, 2002	January 31, 2002 (a)

Class A
Shares sold	8,177,975,024	10,312,895,765
Shares issued in reinvestment of distributions	18,914,870	22,201,927
Shares redeemed	(7,936,506,610)	(6,560,919,151)

Net increase	260,383,284	3,774,178,541

Class B
Shares sold	342,854	173,661
Shares issued in reinvestment of distributions	66	67
Shares redeemed	(229,745)	(109,350)

Net increase	113,175	64,378

Class C
Shares sold	480,698	29,281
Shares issued in reinvestment of distributions	46	19
Shares redeemed	(40,240)	0

Net increase	440,504	29,300

Class S
Shares sold	0	1,000
Shares issued in reinvestment of distributions	3	11

Net increase	3	1,011

Class S1
Shares sold	229,669,394	440,640,435
Shares issued in reinvestment of distributions	0	73,280
Shares redeemed	(180,460,832)	(50,329,488)

Net increase	49,208,562	390,384,227

Class I
Shares sold	15,403	2,964
Shares issued in reinvestment of distributions	16	29
Shares redeemed	0	(202)

Net increase	15,419	2,791

(a) For the period from June 26, 2001 (commencment of operations) to January 31, 2002.

6. SECURITIES TRANSACTIONS

Treasury Money Market Fund loaned securities during the six months ended July 31, 2002 to certain brokers. As of July 31, 2002, the Treasury Money Market Fund had no securities on loan. During the six months ended July 31, 2002, the Treasury Money Market Fund earned $119,253 in income from securities lending.

On July 31, 2002, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of January 31,2002, the Funds had capital loss carryovers for federal income tax purposes as follows:

		Expiration
	Total	2003	2005	2006	2007	2008	2009

Money Market Fund	$5,611,728	$503,879	$32,810	$381,247	$200,609	$139,955	$4,353,228

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s expense ratio represented as a percentage of its average net assets were as follows:

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited) (continued)

	Total Expense Reductions	% of Average Net Assets

California Municipal Money Market Fund	$929	0.00%
Florida Municipal Money Market Fund	1,314	0.00%
Money Market Fund	77,496	0.00%
Municipal Money Market Fund	11,385	0.00%
New Jersey Municipal Money Market Fund	1,538	0.00%
New York Municipal Money Market Fund	1,097	0.00%
Pennsylvania Municipal Money Market Fund	2,500	0.00%
Treasury Money Market Fund	14,610	0.00%
U.S. Government Money Market Fund	13,106	0.00%

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. IN-KIND TRANSACTIONS

Effective on the close of business on September 21, 2001, certain of the Funds acquired assets through in-kind transactions. These transactions each transferred the underlying securities and net cash balances of certain money market funds in the Evergreen family of funds to the Funds identified below. In each transaction, shareholders redeemed out of one fund and purchased shares in another fund representing the value of those underlying securities and net cash balances which resulted in no gain or loss to the shareholders.

Fund Shares Issued	Class A Shares Issued	Class S Shares Issued	Cost/Market Value of Securities	Fund Assets Liquidated

California Municipal Money Market Fund	169,047,598	-	$ 168,415,648	Evergreen CRT California Tax- Exempt Money Market Fund

Money Market Fund	-	467,751,631	463,205,538	Evergreen Reserve Money Market Fund
	7,493,449,831	-	7,481,088,568	Evergreen CRT Money Market Fund

Municipal Money Market Fund	-	102,247,951	101,574,570	Evergreen Reserve Tax-Exempt Money Market Fund
	938,065,164	-	935,444,876	Evergreen CRT Tax-Exempt Money Market Fund

New York Municipal Money Market Fund	94,078,675	-	93,605,000	Evergreen CRT New York Tax-Exempt Money Market Fund

U.S. Government Money Market Fund	-	142,697,475	141,335,447	Evergreen Reserve U.S. Government Money Market Fund
	4,236,815,719	-	4,210,792,202	Evergreen CRT U.S. Government Money Market Fund

The amount of shares issued by the Fund assets liquidated are reflected in the proceeds from shares sold in the respective Fund’s Statement of Changes in Net Assets for the year ended January 31, 2002.

Effective on the close of business on May 24, 2002, certain of the Funds acquired assets through in-kind transactions. These transactions each transferred the underlying securities and net cash balances of certain money market funds in the Evergreen family of funds to the Funds identified below. In each transaction, shareholders redeemed out of one fund and purchased shares in another fund representing the value of those underlying securities and net cash balances which resulted in no gain or loss to the shareholders.

EVERGREEN
Money Market Funds
Combined Notes to Financial Statements (Unaudited) (continued)

Fund Shares Issued	Class S Shares Issued	Cost/Market Value of Securities	Fund Assets Liquidated

Money Market Fund	$444,296,450	$444,231,114	Wachovia Money Market Fund
Municipal Money Market Fund	205,820,000	205,839,632	Wachovia Tax-Free Money Market Fund
Treasury Money Market Fund	114,299,989	114,760,347	Wachovia Treasury Money Market Fund

The amount of shares issued by the Fund assets liquidated are reflected in the proceeds from shares sold in the respective Fund’s Statement of Changes in Net Assets for the six months ended July 31, 2002.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $725 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Securities, Inc. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the six months ended July 31, 2002 the funds had no borrowings under this agreement.

11. CONCENTRATION OF RISK

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund each invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, they may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

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BOARD OF TRUSTEES

Name, address and date of birth	Position with trust	Begining year of term of office*	Principal occupations for last five years	Number of portfolios overseen in Evergreen funds complex	Other directorships held outside of Evergreen funds complex

Charles A. Austin III 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

K. Dun Gifford 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Leroy Keith, Jr. 200 Berkeley Street Boston, MA 02116 DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell 200 Berkeley Street Boston, MA 02116 DOB: 7/14/1939	Trustee	1988	Sales Manager, SMI-STEEL -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Thomas L. McVerry 200 Berkeley Street Boston, MA 02116 DOB: 8/2/1938	Trustee	1993	Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

William Walt Pettit 200 Berkeley Street Boston, MA 02116 DOB: 8/26/1955	Trustee	1984	Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

David M. Richardson 200 Berkeley Street Boston, MA 02116 DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Russell A. Salton, III MD 200 Berkeley Street Boston, MA 02116 DOB: 6/2/1947	Trustee	1984	Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Michael S. Scofield 200 Berkeley Street Boston, MA 02116 DOB: 2/20/1943	Trustee	1984	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Richard J. Shima 200 Berkeley Street Boston, MA 02116 DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Richard K. Wagoner, CFA** 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1937	Trustee	1999	Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an “interested person” of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds’ investment advisor.

Additional information about the funds’ Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Mutual funds to meet all your needs We offer a complete family of mutual funds designed to help you meet a wide range of financial goals.

Global & International funds invest in securities of companies around the globe.

Domestic Equity funds invest in securities of companies primarily located in the United States.

Blend Equity funds invest in a blend of equity investment styles.

Balanced funds invest in a mix of stocks and bonds to maximize benefits of asset allocation.

Fixed Income funds invest in securities with the potential to produce regular income.

Tax Advantaged funds invest in securities that produce federally tax-free income.*

Money Market funds invest in short-term money market instruments with a high degree of liquidity.

* Income may be subject to the federal alternative minimum tax as well as state and local taxes.

543696 9/2002

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For more information
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to firms that exceed industry norms in key service areas. Evergreen Investments was measured against 62 mutual fund service providers.

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034